UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21224

Eaton Vance Insured Michigan Municipal Bond Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Annual Report September 30, 2007

EATON VANCE
INSURED
MUNICIPAL
BOND
FUNDS

CLOSED-END FUNDS:

Insured Municipal II

Insured California II

Insured Florida

Insured Massachusetts

Insured Michigan

Insured New Jersey

Insured New York II

Insured Ohio

Insured Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio if applicable will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition

Eaton Vance Insured Municipal Bond Fund II	3
Eaton Vance Insured California Municipal Bond Fund II	4
Eaton Vance Insured Florida Municipal Bond Fund	5
Eaton Vance Insured Massachusetts Municipal Bond Fund	6
Eaton Vance Insured Michigan Municipal Bond Fund	7
Eaton Vance Insured New Jersey Municipal Bond Fund	8
Eaton Vance Insured New York Municipal Bond Fund II	9
Eaton Vance Insured Ohio Municipal Bond Fund	10
Eaton Vance Insured Pennsylvania Municipal Bond Fund	11

Financial Statements	12

Federal Tax Information	77

Dividend Reinvestment Plan	78

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	80

Management and Organization	83

Notice to Shareholders	85

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance Insured Municipal Bond Funds (the “Funds”) are closed-end funds designed to provide current income exempt from regular federal income tax, federal alternative minimum tax and, in state specific funds, state personal income taxes, as applicable. The Funds invest primarily in high-grade municipal securities that are insured as to the timely payment of principal and interest.

Economic and Market Conditions

Third quarter economic growth rose 3.9%, following the 3.8% growth rate achieved in the second quarter of 2007, according to preliminary Commerce Department data. During the third quarter ended September 30, the housing sector continued to struggle, as market concerns related to subprime mortgages caused a number of mortgage lenders to file for bankruptcy protection and others to limit new mortgage originations. Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes are down from their 2005 peaks. However, the weaker dollar is having a stimulative effect on economic growth in export-related industries and on U.S.-based multinational companies whose foreign profits are translated into more dollars. Overall, we believe the economy appears to be slowing, but in a somewhat controlled manner.

According to the Federal Reserve’s (the “Fed”) preferred inflation indicator, the Personal Consumption Expenditure (PCE) price deflator, both absolute and core (excludes food and energy) inflation is fairly well contained within the upper end of the Fed’s comfort zone. In an unscheduled August 17, 2007 meeting, the Fed lowered its Discount Rate – the rate charged to banks borrowing directly from the Fed – to 5.75% from 6.25%. The move was aimed at providing liquidity during a period of increased uncertainty and tighter credit conditions that surfaced rapidly in mid-August. On September 18, 2007, the Fed lowered its Federal Funds Rate to 4.75% from 5.25% – its first rate cut since the Fed stopped raising rates in June 2006 – and lowered the Discount Rate again to 5.25% from 5.75%.

Municipal market supply rose to record levels in the first half of 2007, resulting in underperformance of the municipal sector. On September 30, 2007, long-term AAA-rated insured municipal bonds yielded 93.9% of U.S. Treasury bonds with similar maturities.*

For the year ended September 30, 2007, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 3.10%. For more information about each Fund’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. While Eaton Vance Insured New Jersey Municipal Bond Fund and Eaton Vance Insured Pennsylvania Municipal Bond Fund slightly outperformed their benchmark Index by net asset value (but not by share price) during the year ended September 30, 2007, the remaining Funds underperformed. Much of the underperformance can be attributed to the broader-based credit scare that took hold of the fixed-income markets in late August. Yields on some municipal bonds reached 105% of U.S. Treasury yields. We believe that the ratio was not the result of any fundamental problems within the municipal market, but rather reflected the extreme dislocation in the fixed-income marketplace caused by the subprime fears, hedge fund problems, the decentralized municipal marketplace and illiquidity across a range of markets. The Funds’ exposure to more liquid, higher-credit quality bonds actually hurt performance, as hedge funds and other non-traditional municipal market participants sold large positions of their most liquid bonds in order to raise cash.

Historically, there have been only a few instances of municipals trading at the cheap levels seen in August 2007, and it has generally been a short-term phenomenon. During September, municipals outperformed Treasury Bonds, as municipal yields started moving back toward their more historic relationship to Treasuries. Overall, liquidity has returned to the fixed-income marketplace with a more rational view of the market and risk assessment.

*	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.
†

It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/07(1)

American Stock Exchange Symbol	EIV

Average Annual Total Return (by share price)
One Year	-0.20%
Life of Fund (11/29/02)	6.72

Average Annual Total Return (by net asset value)
One Year	2.43%
Life of Fund (11/29/02)	8.08

Market Yields

Market Yield(2)	5.09%
Taxable-Equivalent Market Yield(3)	7.83

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	3.10%
Life of Fund (11/30/02)	4.61

Lipper Averages(5)

Lipper Insured Municipal Debt Funds (Leveraged) Classification - Average Annual Total Returns
One Year	1.79%
Life of Fund (11/30/02)	5.52

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(6),(7)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows and the average rating is AAA:

AAA	88.0%
AA	4.2%
A	3.1%
BBB	4.7%

Fund Statistics(7),(8)

• Number of Issues:	74
• Average Maturity:	27.0 years
• Average Effective Maturity:	13.8 years
• Average Call Protection:	9.6 years
• Average Dollar Price:	$91.28
• Leverage:**	36.3%

**The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s net assets applicable to common shares plus Auction Preferred Shares. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds (Leveraged) Classification (closed-end) contained 23 funds for the 1-year and Life-of-Fund periods. Lipper Averages are available as of month-end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(8) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/07(1)

American Stock Exchange Symbol	EIA

Average Annual Total Return (by share price)
One Year	2.11%
Life of Fund (11/29/02)	5.86

Average Annual Total Return (by net asset value)
One Year	2.75%
Life of Fund (11/29/02)	7.02

Market Yields

Market Yield(2)	4.85%
Taxable-Equivalent Market Yield(3)	8.23

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	3.10%
Life of Fund (11/30/02)	4.61

Lipper Averages(5)

Lipper California Insured Municipal Debt Funds Classification - Average Annual Total Returns
One Year	2.25%
Life of Fund (11/30/02)	5.63

Portfolio Manager: Cynthia J. Clemson

Rating Distribution*(6),(7)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows and the average rating is AAA:

AAA	84.8%
AA	2.8%
A	12.4%

Fund Statistics(7),(8)

• Number of Issues:	56
• Average Maturity:	26.0 years
• Average Effective Maturity:	12.1 years
• Average Call Protection:	8.6 years
• Average Dollar Price:	$88.56
• Leverage:**	36.8%

**      The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s net assets applicable to common shares plus Auction Preferred Shares. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Insured Municipal Debt Funds Classification (closed-end) contained 13 funds for the 1-year and Life-of-Fund periods. Lipper Averages are available as of month-end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(8) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Florida Municipal Bond Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/07(1)

American Stock Exchange Symbol	EIF

Average Annual Total Return (by share price)
One Year	-1.48%
Life of Fund (11/29/02)	4.68

Average Annual Total Return (by net asset value)
One Year	2.00%
Life of Fund (11/29/02)	6.59

Market Yields

Market Yield(2)	4.69%
Taxable-Equivalent Market Yield(3)	7.22

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	3.10%
Life of Fund (11/30/02)	4.61

Lipper Averages(5)

Lipper Florida Municipal Debt Funds Classification - Average Annual Total Returns
One Year	1.59%
Life of Fund (11/30/02)	5.49

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution*(6),(7)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows and the average rating is AAA:

AAA	86.9%
AA	5.2%
A	7.1%
Non-Rated	0.8%

Fund Statistics(7),(8)

• Number of Issues:	53
• Average Maturity:	25.1 years
• Average Effective Maturity:	13.6 years
• Average Call Protection:	9.7 years
• Average Dollar Price:	$92.67
• Leverage:**	37.2%

**      The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s net assets applicable to common shares plus Auction Preferred Shares. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds Classification (closed-end) contained 16 and 15 funds for the 1-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month-end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(8) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/07(1)

American Stock Exchange Symbol	MAB

Average Annual Total Return (by share price)
One Year	-3.72%
Life of Fund (11/29/02)	6.73

Average Annual Total Return (by net asset value)
One Year	0.88%
Life of Fund (11/29/02)	7.14

Market Yields

Market Yield(2)	4.51%
Taxable-Equivalent Market Yield(3)	7.33

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	3.10%
Life of Fund (11/30/02)	4.61

Lipper Averages(5)

Lipper Other States Municipal Debt Funds Classification - Average Annual Total Returns
One Year	1.60%
Life of Fund (11/30/02)	5.95

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(6),(7)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows and the average rating is AAA:

AAA	83.7%
AA	7.4%
A	5.6%
BBB	1.7%
Non-Rated	1.6%

Fund Statistics(7),(8)

• Number of Issues:	44
• Average Maturity:	27.1 years
• Average Effective Maturity:	13.5 years
• Average Call Protection:	10.7 years
• Average Dollar Price:	$99.14
• Leverage:**	36.9%

**      The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s net assets applicable to common shares plus Auction Preferred Shares. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46 funds for the 1-year and Life-of-Fund periods. Lipper Averages are available as of month-end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(8) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/07(1)

American Stock Exchange Symbol	MIW

Average Annual Total Return (by share price)
One Year	3.53%
Life of Fund (11/29/02)	5.29

Average Annual Total Return (by net asset value)
One Year	2.81%
Life of Fund (11/29/02)	6.98

Market Yields

Market Yield(2)	4.76%
Taxable-Equivalent Market Yield(3)	7.62

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	3.10%
Life of Fund (11/30/02)	4.61

Lipper Averages(5)

Lipper Michigan Municipal Debt Funds Classification - Average Annual Total Returns
One Year	1.75%
Life of Fund (11/30/02)	5.81

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(6),(7)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows and the average rating is AAA:

AAA	82.3%
AA	4.3%
A	12.3%
BBB	1.1%

Fund Statistics(7),(8)

• Number of Issues:	37
• Average Maturity:	23.4 years
• Average Effective Maturity:	8.9 years
• Average Call Protection:	7.4 years
• Average Dollar Price:	$94.15
• Leverage:**	37.1%

**      The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s net assets applicable to common shares plus Auction Preferred Shares. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed-end) contained 7 funds for the 1-year and Life-of-Fund periods. Lipper Averages are available as of month-end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(8) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/07(1)

American Stock Exchange Symbol	EMJ

Average Annual Total Return (by share price)
One Year	-5.66%
Life of Fund (11/29/02)	6.77

Average Annual Total Return (by net asset value)
One Year	3.64%
Life of Fund (11/29/02)	8.09

Market Yields

Market Yield(2)	4.73%
Taxable-Equivalent Market Yield(3)	7.99

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	3.10%
Life of Fund (11/30/02)	4.61

Lipper Averages(5)

Lipper New Jersey Municipal Debt Funds Classification - Average Annual Total Returns
One Year	1.63%
Life of Fund (11/30/02)	6.52

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(6),(7)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows and the average rating is AA+:

AAA	83.5%
AA	2.1%
A	6.6%
BBB	7.8%

Fund Statistics(7),(8)

• Number of Issues:	66
• Average Maturity:	24.5 years
• Average Effective Maturity:	11.7 years
• Average Call Protection:	9.2 years
• Average Dollar Price:	$90.66
• Leverage:**	35.9%

**      The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s net assets applicable to common shares plus Auction Preferred Shares. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed-end) contained 13 funds for the 1-year and Life-of-Fund periods. Lipper Averages are available as of month-end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(8) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/07(1)

American Stock Exchange Symbol	NYH

Average Annual Total Return (by share price)
One Year	6.66%
Life of Fund (11/29/02)	6.81

Average Annual Total Return (by net asset value)
One Year	3.00%
Life of Fund (11/29/02)	8.01

Market Yields

Market Yield(2)	4.83%
Taxable-Equivalent Market Yield(3)	7.98

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	3.10%
Life of Fund (11/30/02)	4.61

Lipper Averages(5)

Lipper New York Insured Municipal Debt Funds Classification - Average Annual Total Returns
One Year	2.20%
Life of Fund (11/30/02)	5.71

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution*(6),(7)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows and the average rating is AAA:

AAA	86.9%
AA	8.6%
A	3.3%
BBB	1.2%

Fund Statistics(7),(8)

• Number of Issues:	49
• Average Maturity:	28.1 years
• Average Effective Maturity:	14.9 years
• Average Call Protection:	11.1 years
• Average Dollar Price:	$92.13
• Leverage:**	36.6%

**      The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s net assets applicable to common shares plus Auction Preferred Shares. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Insured Municipal Debt Funds Classification (closed-end) contained 12 funds for the 1-year and Life-of-Fund periods. Lipper Averages are available as of month-end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(8) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/07(1)

American Stock Exchange Symbol	EIO

Average Annual Total Return (by share price)
One	-1.75%
Life of Fund (11/29/02)	4.64

Average Annual Total Return (by net asset value)
One Year	2.17%
Life of Fund (11/29/02)	6.56

Market Yields

Market Yield(2)	4.54%
Taxable-Equivalent Market Yield(3)	7.12

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	3.10%
Life of Fund (11/30/02)	4.61

Lipper Averages(5)

Lipper Other States Municipal Debt Funds Classification - Average Annual Total Returns
One Year	1.60%
Life of Fund (11/30/02)	5.95

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(6),(7)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows and the average rating is AAA:

AAA	87.4%
AA	3.7%
A	5.4%
BBB	2.5%
Non-Rated	1.0%

Fund Statistics(7),(8)

• Number of Issues:	54
• Average Maturity:	23.8 years
• Average Effective Maturity:	12.1 years
• Average Call Protection:	9.5 years
• Average Dollar Price:	$90.12
• Leverage:**	36.8%

**      The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s net assets applicable to common shares plus Auction Preferred Shares. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 36.26% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46 funds for the 1-year and Life-of-Fund periods. Lipper Averages are available as of month-end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(8) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 9/30/07(1)

American Stock Exchange Symbol	EIP

Average Annual Total Return (by share price)
One Year	-1.28%
Life of Fund (11/29/02)	5.65

Average Annual Total Return (by net asset value)
One Year	3.44%
Life of Fund (11/29/02)	7.32

Market Yields

Market Yield(2)	4.88%
Taxable-Equivalent Market Yield(3)	7.75

Index Performance(4)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns
One Year	3.10%
Life of Fund (11/30/02)	4.61

Lipper Averages(5)

Lipper Pennsylvania Municipal Debt Funds Classification - Average Annual Total Returns
One Year	1.63%
Life of Fund (11/30/02)	5.99

Portfolio Manager: Thomas M. Metzold, CFA

Effective October 1, 2007, Adam Weigold, CFA, will replace Mr. Metzold as the Fund’s portfolio manager. Mr. Weigold is a Vice President of Eaton Vance Management and Boston Management and Research and manages other Eaton Vance municipal funds. He has been employed by the Eaton Vance organization since 1998.

Rating Distribution*(6),(7)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows and the average rating is AAA:

AAA	84.9%
AA	9.2%
A	4.2%
BBB	1.2%
Non-Rated	0.5%

Fund Statistics(7),(8)

• Number of Issues:	58
• Average Maturity:	24.5 years
• Average Effective Maturity:	11.1 years
• Average Call Protection:	8.6 years
• Average Dollar Price:	$94.48
• Leverage:**	36.6%

**      The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Fund’s net assets applicable to common shares plus Auction Preferred Shares. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

(2) The Fund’s market yield is calculated by dividing the last dividend paid per common share of the fiscal year by the share price at the end of the fiscal year and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(5) The Lipper Averages are the average annual total returns at net asset value of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed-end) contained 9 funds for the 1-year and Life-of-Fund periods. Lipper Averages are available as of month-end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(8) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 181.3%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.0%
$1,600	Sabine River Authority,TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$1,489,744
		$1,489,744
Escrowed / Prerefunded — 1.0%
$1,250	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$1,532,712
		$1,532,712
General Obligations — 4.0%
$2,215	California, 5.50%, 11/1/33	$2,346,903
3,610	New York City, NY, 5.25%, 1/15/33	3,750,754
		$6,097,657
Hospital — 5.1%
$1,275	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,269,237
400	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	394,724
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	858,042
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	753,825
380	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	397,393
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	508,630
1,315	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,345,074
2,255	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	431,562
5,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	903,250
1,000	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,019,380
		$7,881,117
Industrial Development Revenue — 6.7%
$5,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$5,340,550
5,000	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,995,100
		$10,335,650

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 26.6%
$1,000	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$1,049,790
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	10,985,438
3,900	JEA, FL, Electric System Revenue, (FSA), 5.00%, 10/1/34	3,978,312
5,000	Kentucky Municipal Power Agency, (Prairie Street Project), Series A, (MBIA), 5.00%, 9/1/37	5,167,800
11,505	Long Island Power Authority, NY, Electric Systems Revenue, (FGIC), 5.00%, 12/1/23(2)	12,129,185
2,990	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	3,036,106
3,070	Missouri Joint Municipal Electric Utility Commission, Series A, (AMBAC), 4.50%, 1/1/37	2,975,076
1,500	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	1,533,075
		$40,854,782
Insured-Escrowed / Prerefunded — 2.7%
$3,825	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), Prerefunded to 6/1/12, 5.125%, 12/1/27(2)	$4,074,607
		$4,074,607
Insured-General Obligations — 26.2%
$2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	$2,248,717
4,135	California, (AMBAC), 4.25%, 12/1/35	3,792,622
4,915	California, (XLCA), 5.00%, 10/1/28(2)	5,075,195
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,911,973
1,515	Chicago, IL, (MBIA), 5.00%, 1/1/42	1,541,149
17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	4,362,710
1,000	District of Columbia, (FGIC), Variable Rate, 6.23%, 6/1/33(1)(3)	1,011,600
2,450	Frisco, TX, Independent School District, (MBIA), 4.50%, 8/15/40	2,329,337
1,500	Goodyear, AZ, (MBIA), 3.00%, 7/1/26	1,189,980
4,830	King County, WA, (MBIA), 5.25%, 1/1/34	4,893,901
6,250	Philadelphia, PA, (FSA), 5.00%, 9/15/31(2)	6,351,941
5,490	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	5,611,329
		$40,320,454

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 7.4%
$9,000	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38(2)	$9,872,160
1,400	New York Dormitory Authority, (Health Quest Systems), (AGC), Series B, 5.125%, 7/1/37	1,442,168
		$11,314,328
Insured-Industrial Development Revenue — 0.4%
$625	Monroe County, GA, Development Authority, (Georgia Power Co.), (AMBAC), 4.90%, 7/1/36	$629,194
		$629,194
Insured-Lease Revenue / Certificates of Participation — 2.9%
$4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$4,413,030
		$4,413,030
Insured-Private Education — 3.6%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$3,017,050
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,590,150
		$5,607,200
Insured-Public Education — 2.4%
$3,500	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$3,627,610
		$3,627,610
Insured-Special Assessment Revenue — 4.4%
$6,500	San Jose, CA, Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32(2)	$6,833,432
		$6,833,432
Insured-Special Tax Revenue — 9.2%
$4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 5.25%, 6/15/42	$4,155,520
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,489,375
35,675	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	3,513,274
6,085	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	1,004,390
12,065	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,894,326
7,595	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	1,132,946
		$14,189,831

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 31.4%
$1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,019,740
11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	6,053,768
2,990	Metropolitan Transportation Authority, NY, (FGIC), 4.75%, 11/15/37	3,007,761
10,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32	9,708,900
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	7,989,290
10,000	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42(4)	10,148,600
10,000	Triborough Bridge and Tunnel Authority, NY, (MBIA), 5.00%, 11/15/32	10,283,900
		$48,211,959
Insured-Utilities — 4.0%
$6,000	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 8/1/32	$6,129,060
		$6,129,060
Insured-Water and Sewer — 12.1%
$2,240	Atlanta, GA, Water and Wastewater, (FGIC), 5.00%, 11/1/38(5)	$2,258,570
4,895	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	4,969,941
1,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	1,996,137
11,390	Pearland, TX, Waterworks and Sewer Systems, (MBIA), 3.50%, 9/1/31	9,306,427
		$18,531,075
Insured-Water Revenue — 28.4%
$7,000	Contra Costa, CA, Water District, (FSA), 5.00%, 10/1/32(2)	$7,218,997
10,350	Detroit, MI, Water Supply System, (MBIA), 5.00%, 7/1/34(2)	10,575,009
6,500	Los Angeles, CA, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	6,610,630
1,100	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	1,081,663
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	5,348,633
7,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	7,195,440
2,870	San Antonio, TX, Water Revenue, (FGIC), 5.00%, 5/15/23	2,982,160
2,575	Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31	2,622,869
		$43,635,401

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 0.3%
$500	Main Street National Gas Inc., GA, Series A, 5.50%, 9/15/27(6)	$527,755
		$527,755
Special Tax Revenue — 1.5%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$768,518
1,480	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,549,826
		$2,318,344
Total Tax-Exempt Investments — 181.3% (identified cost $269,747,238)		$278,554,942
Other Assets, Less Liabilities — (24.4)%		$(37,424,815)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.9)%		$(87,517,980)
Net Assets Applicable to Common Shares — 100.0%		$153,612,147

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2007, the concentration of the Fund's investments in the various states, determined as a percentage of total investments, is as follows:

California  16.3%

New York  14.5%

Others, representing less than 10% individually  69.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 89.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 31.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $2,544,312 or 1.7% of the Fund's net assets applicable to common shares.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(4)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 168.5%
Principal Amount (000's omitted)	Security	Value
General Obligations — 2.7%
$1,465	California, 5.50%, 11/1/33	$1,552,241
		$1,552,241
Hospital — 16.7%
$1,445	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$1,448,266
2,940	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,957,611
1,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,001,010
405	California Statewide Communities Development Authority, (John Muir Health), Series A, 5.00%, 8/15/34	405,984
1,400	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,387,582
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,923,788
555	Washington Township Health Care District, 5.00%, 7/1/32	552,613
		$9,676,854
Insured-Electric Utilities — 5.0%
$1,475	Glendale Electric, (MBIA), 5.00%, 2/1/32	$1,511,196
1,370	Sacramento, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28(1)	1,404,652
		$2,915,848
Insured-Escrowed / Prerefunded — 8.2%
$740	San Francisco Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), Prerefunded to 7/1/11, 5.00%, 7/1/31	$780,471
1,765	San Francisco Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), Prerefunded to 7/1/11, 5.125%, 7/1/36	1,869,241
2,000	University of California, (FGIC), Prerefunded to 9/1/10, 5.125%, 9/1/31	2,111,920
		$4,761,632
Insured-General Obligations — 54.5%
$740	Antelope Valley Community College District, (Election of 2004), Series B, (MBIA), 5.25%, 8/1/39	$787,086
8,680	Arcadia Unified School District, (FSA), 0.00%, 8/1/38	1,764,470
3,115	Arcadia Unified School District, (FSA), 0.00%, 8/1/40	570,512
3,270	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	569,111
1,615	California, (AMBAC), 4.25%, 12/1/35	1,481,278

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$820	California, (AMBAC), 5.00%, 4/1/27	$849,750
1,250	California, (XLCA), 5.00%, 10/1/28(1)	1,290,537
1,500	Carlsbad Unified School District, (Election 2006), Series A, (MBIA), 5.25%, 8/1/32	1,604,955
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	3,041,239
5,000	Clovis Unified School District, (FGIC), 0.00%, 8/1/20	2,859,900
6,675	Coast Community College District, (FSA), 0.00%, 8/1/35	1,528,108
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,417,868
1,945	Los Osos Community Services, Wastewater Assessment District, (MBIA), 5.00%, 9/2/33	1,991,777
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	1,039,240
2,205	San Diego Unified School District, (MBIA), 5.50%, 7/1/24(1)	2,511,451
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), 0.00%, 9/1/21	2,326,558
1,750	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	1,793,172
1,620	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	1,567,690
3,200	Union Elementary School District, (FGIC), 0.00%, 9/1/22	1,647,040
		$31,641,742
Insured-Lease Revenue / Certificates of Participation — 13.5%
$4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27(2)	$4,424,463
2,250	Orange County Water District, Certificates of Participation, (MBIA), 5.00%, 8/15/34	2,297,318
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,098,145
		$7,819,926
Insured-Public Education — 7.1%
$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$4,121,880
		$4,121,880
Insured-Special Assessment Revenue — 22.8%
$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (MBIA), 5.00%, 8/1/33	$2,573,500
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (MBIA), 5.00%, 8/1/33	2,573,500

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Assessment Revenue (continued)
$1,750	Irvine Public Facility and Infrastructure Authority Assessment, (AMBAC), 5.00%, 9/2/26	$1,809,745
2,000	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	2,059,760
4,000	San Jose Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32(1)	4,205,603
		$13,222,108
Insured-Special Tax Revenue — 13.2%
$3,405	Hesperia Public Financing Authority, (Redevelopment and Housing Project), Series A, (XLCA), 5.00%, 9/1/37	$3,500,136
13,650	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,344,252
2,325	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	383,765
4,610	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	723,816
2,905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	433,339
260	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	267,483
985	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,022,203
		$7,674,994
Insured-Transportation — 6.4%
$2,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	$2,224,780
3,670	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/27	1,480,551
		$3,705,331
Insured-Utilities — 3.1%
$1,750	Los Angeles Department of Water and Power, (FGIC), 5.125%, 7/1/41	$1,784,580
		$1,784,580
Insured-Water Revenue — 10.9%
$1,235	Calleguas Las Virgenes, Public Financing Authority Revenue (Municipal Water District), Series A, (FGIC), 4.75%, 7/1/37	$1,238,866
2,500	Contra Costa Water District, (FSA), 5.00%, 10/1/32(1)	2,578,482
1,500	Los Angeles, Department of Water and Power, (MBIA), 3.00%, 7/1/30	1,150,245
1,475	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	1,378,904
		$6,346,497

Principal Amount (000's omitted)	Security	Value
Water Revenue — 4.4%
$2,500	California Water Resource, (Central Valley), 5.00%, 12/1/29	$2,528,825
		$2,528,825
Total Tax-Exempt Investments — 168.5% (identified cost $95,272,525)		$97,752,458
Other Assets, Less Liabilities — (10.3)%		$(5,978,981)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.2)%		$(33,763,685)
Net Assets Applicable to Common Shares — 100.0%		$58,009,792

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 85.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.9% to 28.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Florida Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 168.3%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 2.2%
$200	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/25(1)(2)	$217,470
600	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.79%, 7/1/37(1)(2)	625,548
		$843,018
Escrowed / Prerefunded — 5.8%
$1,050	Highlands County Health Facilities Authority, (Adventist Health), Prerefunded to 11/15/12, 5.25%, 11/15/23	$1,129,695
1,000	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), Prerefunded to 2/1/13, 5.25%, 11/15/33(1)	1,076,710
		$2,206,405
Hospital — 10.7%
$490	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$487,785
500	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	501,460
1,000	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 4.75%, 11/15/36	934,220
1,160	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	1,166,357
1,000	South Miami Health Facilities Authority, Hospital Revenue, (Baptist Health), 5.00%, 8/15/42(1)	997,480
		$4,087,302
Industrial Development Revenue — 5.5%
$1,960	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$2,093,496
		$2,093,496
Insured-Electric Utilities — 10.8%
$1,500	Deltona, Utility System Revenue, (MBIA), 5.00%, 10/1/33	$1,537,515
1,600	Jacksonville Electric Authority, Electric System Revenue, (FSA), 4.75%, 10/1/34(1)	1,589,632
1,000	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	991,440
		$4,118,587

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 17.3%
$1,025	Dade County Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$1,125,901
2,250	Orange County Tourist Development Tax, (AMBAC), Prerefunded to 4/1/12, 5.125%, 10/1/30(3)	2,394,983
2,825	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(3)	3,087,034
		$6,607,918
Insured-General Obligations — 9.0%
$1,345	Florida Board of Education, Capital Outlay, (Public Education), Series A, (MBIA), 5.00%, 6/1/32	$1,379,015
2,000	Florida Board of Education, Capital Outlay, (Public Education), Series F, (MBIA), 5.00%, 6/1/32	2,050,580
		$3,429,595
Insured-Other Revenue — 5.4%
$2,000	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	$2,042,760
		$2,042,760
Insured-Pooled Loans — 3.9%
$1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/23	$753,099
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/24	715,130
		$1,468,229
Insured-Private Education — 8.9%
$2,500	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/36	$2,530,225
400	Orange County Educational Facility Authority, (Rollins College Project), (AMBAC), 5.25%, 12/1/32	421,476
400	Orange County Educational Facility Authority, (Rollins College Project), (AMBAC), 5.25%, 12/1/37	420,412
		$3,372,113
Insured-Public Education — 4.5%
$1,700	Florida Capital Improvement Revenue, (Florida Gulf Coast University Financing Corporation), (MBIA), 4.75%, 8/1/32	$1,701,615
		$1,701,615

See notes to financial statements

Eaton Vance Insured Florida Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Sewer Revenue — 2.7%
$1,000	Pinellas County Sewer, (FSA), 5.00%, 10/1/32	$1,025,590
		$1,025,590
Insured-Special Assessment Revenue — 7.5%
$2,780	Julington, Creek Plantation Community Development District, (MBIA), 5.00%, 5/1/29	$2,840,354
		$2,840,354
Insured-Special Tax Revenue — 34.9%
$1,500	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35(3)	$1,506,530
500	Dade County, Special Obligation, Residual Certificates, (AMBAC), Variable Rate, 6.735%, 10/1/35(1)(2)	506,530
1,500	Jacksonville, Capital Improvements, (AMBAC), 5.00%, 10/1/30	1,528,245
1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	1,332,451
3,750	Jacksonville, Transportation Revenue, (MBIA), 5.00%, 10/1/31	3,802,275
600	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	142,242
8,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,527,680
225	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	227,029
9,835	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	968,551
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	278,951
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	525,983
2,105	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	314,003
1,120	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/20	635,578
		$13,296,048
Insured-Transportation — 14.3%
$2,000	Florida Mid-Bay Bridge Authority, (AMBAC), 4.625%, 10/1/32	$1,957,900
1,500	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27	1,483,455
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	740,884
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	853,944
1,000	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	415,120
		$5,451,303

Principal Amount (000's omitted)	Security	Value
Insured-Utilities — 4.1%
$1,550	Daytona Beach, Utility System Revenue, (AMBAC), 5.00%, 11/15/32(4)	$1,580,055
		$1,580,055
Insured-Water and Sewer — 19.5%
$1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	$999,230
1,500	Jacksonville Electric Authority, Water and Sewer System, (MBIA), 4.75%, 10/1/30	1,496,865
2,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/27	2,071,500
1,000	Marion County Utility System, (MBIA), 5.00%, 12/1/33	1,025,550
1,500	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	416,445
1,455	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/33	382,927
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,044,350
		$7,436,867
Insured-Water Revenue — 1.3%
$500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 5.31%, 10/1/27(1)(5)	$514,835
		$514,835
Total Tax-Exempt Investments — 168.3% (identified cost $62,308,094)		$64,116,090
Other Assets, Less Liabilities — (9.2)%		$(3,516,355)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.1)%		$(22,513,870)
Net Assets Applicable to Common Shares — 100.0%		$38,085,865

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Insured Florida Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 85.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.0% to 46.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $5,528,205 or 14.5% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 182.5%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 8.5%
$1,445	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), Prerefunded to 7/1/11, 5.75%, 7/1/32	$1,568,764
600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	675,144
		$2,243,908
Hospital — 4.1%
$55	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.75%, 7/1/32	$59,418
1,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	1,023,420
		$1,082,838
Housing — 3.5%
$995	Massachusetts Housing Finance Agency, 4.50%, 6/1/38	$935,867
		$935,867
Insured-Escrowed / Prerefunded — 28.5%
$2,900	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	$1,245,057
350	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), Prerefunded to 1/1/12, 5.375%, 1/1/42	378,101
3,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	3,194,840
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(1)	1,093,385
1,500	University of Massachusetts Building Authority, (AMBAC), Prerefunded to 11/1/14, 5.125%, 11/1/34	1,639,545
		$7,550,928
Insured-General Obligations — 12.1%
$2,000	Massachusetts, (MBIA), 5.25%, 8/1/28	$2,234,640
1,000	Milford, (FSA), 4.25%, 12/15/46	897,210
75	Sandwich, (MBIA), 4.50%, 7/15/29	75,439
		$3,207,289

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 7.1%
$680	Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35	$642,403
1,210	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.00%, 5/15/25	1,248,284
		$1,890,687
Insured-Lease Revenue / Certificates of Participation — 22.9%
$1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34(2)	$1,817,130
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,030,450
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(1)	837,270
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(1)	2,367,160
		$6,052,010
Insured-Other Revenue — 4.5%
$1,000	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,189,440
		$1,189,440
Insured-Pooled Loans — 9.4%
$2,400	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(1)	$2,498,136
		$2,498,136
Insured-Private Education — 26.0%
$1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	$1,107,560
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,333,536
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	844,058
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,554,090
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	769,088

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Private Education (continued)
$1,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37(3)	$1,032,290
250	Massachusetts Industrial Finance Agency, (Tufts University), (MBIA), 4.75%, 2/15/28	250,948
		$6,891,570
Insured-Public Education — 11.4%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$802,445
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), 5.125%, 10/1/34	1,039,010
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,179,222
		$3,020,677
Insured-Special Tax Revenue — 11.2%
$1,280	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32(4)	$1,312,358
380	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	340,381
6,200	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	610,576
1,055	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	174,138
2,095	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	328,936
1,325	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	197,650
		$2,964,039
Insured-Transportation — 10.2%
$3,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$1,426,646
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,259,850
		$2,686,496
Insured-Water Revenue — 13.6%
$1,175	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$1,028,583
2,500	Massachusetts Water Resources Authority, (FSA), 5.00%, 8/1/32	2,563,100
		$3,591,683
Nursing Home — 2.7%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.15%, 7/1/31	$704,830
		$704,830

Principal Amount (000's omitted)	Security	Value
Private Education — 6.8%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	$525,625
750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	762,075
500	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/24	518,430
		$1,806,130
Total Tax-Exempt Investments — 182.5% (identified cost $46,505,289)		$48,316,528
Other Assets, Less Liabilities — (23.9)%		$(6,335,719)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.6)%		$(15,504,650)
Net Assets Applicable to Common Shares — 100.0%		$26,476,159

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 86.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 21.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)  When-issued security.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 182.7%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 5.6%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,277,537
		$1,277,537
Escrowed / Prerefunded — 7.1%
$1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$1,629,390
		$1,629,390
Hospital — 13.0%
$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/30	$375,492
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,040,350
1,500	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,554,645
		$2,970,487
Insured-Electric Utilities — 2.2%
$500	Michigan Strategic Fund, Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$515,230
		$515,230
Insured-Escrowed / Prerefunded — 48.2%
$750	Detroit School District, (School Bond Loan Fund), (FSA), Prerefunded to 5/1/12, 5.125%, 5/1/31	$799,125
1,250	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,318,850
1,500	Lansing Building Authority, (MBIA), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,606,455
1,150	Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,169,251
1,000	Michigan Trunk Line, (FSA), Prerefunded to 11/1/11, 5.00%, 11/1/25	1,054,930
3,275	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	3,488,349
1,500	Reed City Public Schools, (FSA), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,618,095
		$11,055,055

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 15.9%
$325	Brandon School District, (FSA), 4.50%, 5/1/35	$317,405
1,960	Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (MBIA), 0.00%, 12/1/27	760,206
750	Greenville Public Schools, (MBIA), 5.00%, 5/1/25	774,330
1,330	Okemos Public School District, (MBIA), 0.00%, 5/1/19	808,547
1,000	Van Buren Township, (Local Development Financial Authority), (XLCA), 4.50%, 10/1/31	979,150
		$3,639,638
Insured-Hospital — 9.3%
$500	Michigan Hospital Finance Authority, Mid-Michigan Obligation Group, (AMBAC), 5.00%, 4/15/32	$506,985
1,590	Royal Oak Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,625,091
		$2,132,076
Insured-Lease Revenue / Certificates of Participation — 27.7%
$1,750	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/22	$898,572
2,615	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/23	1,275,937
3,100	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	966,797
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(1)	837,312
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(1)	2,367,118
		$6,345,736
Insured-Public Education — 10.2%
$1,500	Central Michigan University, (AMBAC), 5.05%, 10/1/32(2)	$1,547,460
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	780,345
		$2,327,805
Insured-Special Tax Revenue — 16.7%
$7,030	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$692,314
845	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	139,476
1,675	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	262,992
1,115	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	166,325
1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	1,538,715
1,000	Ypsilanti, Community Utilities Authority, (San Sewer System), (FGIC), 5.00%, 5/1/32	1,025,120
		$3,824,942

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Utility — 6.8%
$1,000	Lansing Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/25	$1,036,800
510	Lansing Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/26	529,431
		$1,566,231
Insured-Water Revenue — 17.8%
$1,600	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,627,552
2,400	Detroit Water Supply System, (MBIA), 5.00%, 7/1/34(1)	2,452,177
		$4,079,729
Private Education — 2.2%
$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$499,240
		$499,240
Total Tax-Exempt Investments — 182.7% (identified cost $40,054,949)		$41,863,096
Other Assets, Less Liabilities — (23.8)%		$(5,444,684)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.9)%		$(13,506,565)
Net Assets Applicable to Common Shares — 100.0%		$22,911,847

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 84.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 24.2% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 179.4%
Principal Amount (000's omitted)	Security	Value
Hospital — 13.1%
$100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$98,681
180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	171,608
150	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	150,765
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,336,673
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	600,642
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	614,599
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	598,776
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	252,352
600	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	603,972
845	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	845,769
		$5,273,837
Insured-Escrowed / Prerefunded — 39.6%
$1,250	Jersey City, (FSA), Prerefunded to 9/1/11, 5.25%, 9/1/23	$1,350,637
2,405	Lafayette Yard Community Development Corporation, (Hotel and Conference Center), (FGIC), Prerefunded to 4/1/11, 5.00%, 4/1/35	2,521,907
1,200	New Jersey Economic Development Authority, (School Facilities), (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	1,275,768
1,000	New Jersey Educational Facilities Authority, (Kean University), (FGIC), Prerefunded to 7/1/13, 5.00%, 7/1/28	1,072,440
1,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), Prerefunded to 7/1/13, 5.125%, 7/1/30	1,618,335
800	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/23	860,128
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/37	1,612,740
650	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/33	698,834
4,645	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	4,947,002
		$15,957,791

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 33.5%
$2,260	Bayonne, (FSA), 0.00%, 7/1/22	$1,178,658
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,197,743
1,000	Bordentown Regional School District Board of Education, (MBIA), 4.25%, 1/15/33	956,440
2,000	Hudson County Improvement Authority, (MBIA), 0.00%, 12/15/38	440,020
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,326,500
2,960	Jackson Township School District, (MBIA), 2.50%, 6/15/27	2,163,020
350	Livingston Township School District, (FGIC), 4.50%, 7/15/32(2)	350,035
505	Livingston Township School District, (FGIC), 4.50%, 7/15/33(2)	504,586
250	Livingston Township School District, (FGIC), 4.50%, 7/15/36(2)	248,745
246	Livingston Township School District, (FGIC), 4.50%, 7/15/37(2)	244,745
530	Madison Borough Board of Education, (MBIA), 4.75%, 7/15/35	537,727
265	Nutley School District (MBIA), 4.50%, 7/15/29	267,054
310	Nutley School District (MBIA), 4.75%, 7/15/30	318,169
410	Nutley School District (MBIA), 4.75%, 7/15/31	420,148
430	Nutley School District (MBIA), 4.75%, 7/15/32	440,264
450	Old Bridge Township Board of Education, (MBIA), 4.375%, 7/15/32	439,056
1,500	Sparta Township School District, (FSA), 4.30%, 2/15/34	1,443,780
		$13,476,690
Insured-Hospital — 9.2%
$2,750	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	$2,808,465
900	New Jersey Health Care Facilities Financing Authority, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	908,865
		$3,717,330
Insured-Lease Revenue / Certificates of Participation — 15.6%
$445	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$451,889
610	Hudson County Improvements Authority, (FSA), 4.50%, 4/1/35	604,669
265	Lafayette Yard Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	269,728
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31(3)	1,272,413
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(1)	837,270

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(1)	$2,367,160
475	University of New Jersey Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	489,293
		$6,292,422
Insured-Pooled Loans — 7.4%
$2,850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(1)	$2,966,537
		$2,966,537
Insured-Public Education — 11.2%
$425	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/31	$407,409
3,990	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	4,102,478
		$4,509,887
Insured-Sewer Revenue — 2.5%
$2,500	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	$990,700
		$990,700
Insured-Special Tax Revenue — 8.2%
$2,390	New Jersey Economic Development Authority, (XLCA), 0.00%, 7/1/26	$987,118
1,120	New Jersey Economic Development Authority, (XLCA), 0.00%, 7/1/27	438,726
8,940	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	880,411
1,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	250,891
3,015	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	473,385
1,900	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	283,423
		$3,313,954
Insured-Transportation — 19.1%
$740	Delaware River Joint Toll Bridge Commission, Series A, (MBIA), 4.50%, 7/1/37	$730,506
490	Morristown Parking Authority, (MBIA), 4.50%, 8/1/37	484,968
3,875	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	4,028,355
350	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	360,469

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$2,000	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	$2,069,260
		$7,673,558
Insured-Water and Sewer — 7.5%
$4,500	Middlesex County Improvements Authority Utilities System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24(4)	$2,101,410
1,320	Passaic Valley, Sewer Commissioners, (FGIC), 2.50%, 12/1/32	904,081
		$3,005,491
Senior Living / Life Care — 1.5%
$600	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$603,420
		$603,420
Special Tax Revenue — 3.2%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$514,785
750	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	788,010
		$1,302,795
Transportation — 7.8%
$1,250	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,286,613
1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,864,073
		$3,150,686
Total Tax-Exempt Investments — 179.4% (identified cost $69,406,338)		$72,235,098
Other Assets, Less Liabilities — (23.5)%		$(9,458,968)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.9)%		$(22,513,685)
Net Assets Applicable to Common Shares — 100.0%		$40,262,445

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 85.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 24.6% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  When-issued security.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 168.5%
Principal Amount (000's omitted)	Security	Value
General Obligations — 5.8%
$1,650	New York, 5.25%, 1/15/28	$1,714,333
500	New York City, 5.25%, 8/15/26	525,120
		$2,239,453
Hospital — 4.0%
$750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/34	$765,502
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	771,337
		$1,536,839
Industrial Development Revenue — 3.4%
$1,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,068,110
240	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	268,008
		$1,336,118
Insured-Electric Utilities — 5.9%
$2,250	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	$2,312,325
		$2,312,325
Insured-Escrowed / Prerefunded — 10.7%
$580	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/09, Variable Rate, 8.909%, 7/1/29(1)(2)	$663,224
515	New York Dormitory Authority, (University of Rochester), (MBIA), Prerefunded to 7/1/08, 5.00%, 7/1/27	526,052
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(3)	1,597,420
1,295	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/33	1,392,293
		$4,178,989
Insured-General Obligations — 6.0%
$2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$2,315,538
		$2,315,538

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 1.0%
$360	New York Dormitory Authority, (Health Quest Systems), (AGC), Series B, 5.125%, 7/1/37	$370,843
		$370,843
Insured-Lease Revenue / Certificates of Participation — 11.3%
$1,250	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$1,202,038
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(3)	837,270
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(3)	2,367,160
		$4,406,468
Insured-Other Revenue — 24.1%
$1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$1,975,741
2,000	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31	2,087,320
2,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	2,000,600
1,550	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	1,517,512
1,825	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,810,583
		$9,391,756
Insured-Private Education — 29.5%
$1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	$1,018,950
1,440	New York Dormitory Authority, (Barnard College), (FGIC), 5.00%, 7/1/24	1,523,678
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,581,525
2,265	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), Prerefunded to 7/1/14, 5.00%, 7/1/29	2,450,073
605	New York Dormitory Authority, (Fordham University), (FGIC), 5.00%, 7/1/32	622,013
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	1,018,950
500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	514,835
110	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	112,003
5,425	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/32	1,645,891
		$11,487,918

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Public Education — 4.3%
$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,667,070
		$1,667,070
Insured-Special Tax Revenue — 17.3%
$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$697,025
400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	409,284
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	441,898
9,835	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	968,551
20,540	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	3,390,332
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	525,984
2,105	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	314,003
		$6,747,077
Insured-Transportation — 23.1%
$1,500	Metropolitan Transportation Authority, (FGIC), 4.75%, 11/15/37	$1,508,910
2,000	Metropolitan Transportation Authority, Transportation Revenue Bonds, (FGIC), 5.25%, 11/15/31	2,108,180
2,500	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(3)	2,599,265
705	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	726,087
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	2,056,780
		$8,999,222
Insured-Water and Sewer — 7.9%
$3,000	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38(4)	$3,070,980
		$3,070,980
Other Revenue — 1.5%
$500	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.487%, 10/1/32(1)(2)	$584,135
		$584,135
Private Education — 5.2%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,028,620
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	999,990
		$2,028,610

Principal Amount (000's omitted)	Security	Value
Transportation — 2.6%
$1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,029,290
		$1,029,290
Water Revenue — 4.9%
$950	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	$931,171
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), Series A, 4.50%, 6/15/36	980,180
		$1,911,351
Total Tax-Exempt Investments — 168.5% (identified cost $63,766,544)		$65,613,982
Other Assets, Less Liabilities — (10.7)%		$(4,157,192)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.8)%		$(22,509,861)
Net Assets Applicable to Common Shares — 100.0%		$38,946,929

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 83.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 27.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $1,247,359 or 3.2% of the Fund's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 169.2%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 2.3%
$790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$854,456
		$854,456
Hospital — 6.3%
$900	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$941,193
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	505,325
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), Series A, 4.75%, 1/15/46	925,500
		$2,372,018
Insured-Electric Utilities — 22.3%
$4,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	$1,796,160
1,775	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	755,706
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	2,024,450
2,000	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	2,006,920
1,800	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	1,819,308
		$8,402,544
Insured-Escrowed / Prerefunded — 15.8%
$420	Cleveland Airport System, (FSA), Prerefunded to 1/1/10, 5.00%, 1/1/31	$437,195
1,000	Olentangy School District, (School Facility Construction and Improvements), (MBIA), Prerefunded to 12/1/12, 5.00%, 12/1/30	1,067,220
2,500	Springboro Community School District, (MBIA), Prerefunded to 6/1/14, 5.00%, 12/1/32	2,698,975
1,100	Trotwood-Madison City School District, (School Improvements), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/30	1,173,942
500	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 7.31%, 1/1/29(2)(3)	557,075
		$5,934,407

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 34.2%
$1,500	Ashtabula School District, (Construction Improvements), (FGIC), 5.00%, 12/1/30(4)	$1,538,715
810	Cleveland, (FGIC), 4.75%, 11/15/25	829,140
655	Cleveland, (FGIC), 4.75%, 11/15/27	667,393
1,000	Cleveland Municipal School District, (FSA), 5.00%, 12/1/27	1,035,780
2,075	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	2,129,137
2,000	Elyria City School District, (XLCA), 5.00%, 12/1/35	2,062,560
580	Olentangy School District, (FSA), 4.50%, 12/1/32	568,655
500	Olmsted Falls City School, (XLCA), 5.00%, 12/1/35	517,620
720	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	671,054
2,400	Plain School District, (FGIC), 0.00%, 12/1/27	899,688
500	Tecumseh School District, (FGIC), 4.75%, 12/1/31	503,445
420	Trotwood-Madison City School District, (School Improvements), (FSA), 4.50%, 12/1/30	413,734
1,000	Zanesville School District, (School Improvements), (MBIA), 5.05%, 12/1/29	1,033,960
		$12,870,881
Insured-Hospital — 10.1%
$1,000	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	$1,019,430
1,500	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.125%, 5/15/28	1,550,115
1,250	Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc), (AMBAC), 4.75%, 1/15/46	1,218,700
		$3,788,245
Insured-Lease Revenue / Certificates of Participation — 14.6%
$1,000	Cleveland, (Cleveland Stadium), (AMBAC), 5.25%,11/15/27	$1,021,510
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(1)	837,312
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(1)	2,367,118
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	247,495
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,021,300
		$5,494,735

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Pooled Loans — 2.4%
$850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(1)	$884,348
		$884,348
Insured-Public Education — 14.3%
$3,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$3,090,120
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,247,278
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,026,090
		$5,363,488
Insured-Sewer Revenue — 4.8%
$1,100	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,081,663
750	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	740,010
		$1,821,673
Insured-Special Tax Revenue — 18.3%
$4,315	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/22	$2,193,099
5,000	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	2,411,250
1,000	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	457,900
8,685	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	855,299
1,480	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	244,289
2,935	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	460,824
1,845	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	275,219
		$6,897,880
Insured-Transportation — 11.1%
$3,580	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$3,628,581
500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	553,650
		$4,182,231
Pooled Loans — 7.2%
$1,500	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,500,420
1,140	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(1)	1,213,754
		$2,714,174

Principal Amount (000's omitted)	Security	Value
Private Education — 5.5%
$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$862,843
180	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29	182,732
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,025,380
		$2,070,955
Total Tax-Exempt Investments — 169.2% (identified cost $61,432,951)		$63,652,035
Other Assets, Less Liabilities — (11.1)%		$(4,160,118)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.1)%		$(21,875,000)
Net Assets Applicable to Common Shares — 100.0%		$37,616,917

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 87.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.9% to 24.2% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $557,075 or 1.5% of the Fund's net assets applicable to common shares.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 174.8%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 3.4%
$750	Lancaster County Hospital Authority, Prerefunded to 9/15/13, 5.50%, 3/15/26	$823,537
135	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29(1)	146,015
515	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29(1)	557,019
		$1,526,571
Hospital — 10.0%
$1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$925,790
350	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	363,303
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,529,070
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	800,992
930	Philadelphia Hospitals and Higher Education Facilities Authority, (Children's Hospital), 4.50%, 7/1/37	871,168
		$4,490,323
Insured-Electric Utilities — 8.2%
$3,615	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$3,665,393
		$3,665,393
Insured-Escrowed / Prerefunded — 25.6%
$1,000	Butler School District, (FSA), Prerefunded to 4/1/14, 5.00%, 4/1/31	$1,077,880
2,500	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), Prerefunded to 4/1/08, 5.00%, 4/1/29(2)	2,543,850
1,750	Pittsburgh Water and Sewer Authority, (AMBAC), Prerefunded to 6/1/12, 5.125%, 12/1/27(1)	1,863,547
1,200	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	1,277,936
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, Variable Rate, 7.43%, 7/1/29(3)(4)	467,388
2,450	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(1)	2,677,189
270	Southcentral General Authority, (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	283,962
1,230	Southcentral General Authority, (MBIA), Prerefunded to 5/1/11, 5.25%, 5/15/31	1,310,762
		$11,502,514

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 22.5%
$1,000	Alleghany County Gateway School District, (FGIC), 5.00%, 10/15/32	$1,025,660
1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	1,726,510
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	525,800
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	335,580
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,371,677
1,750	Philadelphia, (FSA), 5.00%, 9/15/31(1)	1,778,671
500	Philadelphia, (FSA), 5.00%, 9/15/31	508,170
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,027,620
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	732,462
1,060	Upper Clair Township School District, (FSA), 5.00%, 7/15/32	1,086,754
		$10,118,904
Insured-Hospital — 5.2%
$1,325	Erie County Hospital Authority, (Hamot Health Foundation), (CIFG), 4.75%, 11/1/32	$1,308,676
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	1,017,550
		$2,326,226
Insured-Lease Revenue / Certificates of Participation — 6.9%
$1,300	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.125%, 10/1/26	$1,356,186
1,700	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.25%, 10/1/30	1,759,296
		$3,115,482
Insured-Private Education — 15.9%
$1,000	Chester County Industrial Development Authority Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,025,730
475	Cumberland County Municipal Authority, (Dickinson College), (MBIA), 4.50%, 5/1/37	463,291
3,315	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,385,278
1,900	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	1,847,921
440	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	429,229
		$7,151,449

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Public Education — 7.9%
$2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	$2,514,360
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	1,020,470
		$3,534,830
Insured-Sewer Revenue — 10.9%
$1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (FSA), 4.60%, 10/15/41	$976,760
1,555	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	673,160
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	932,900
1,920	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	787,834
1,500	Pennsylvania University Sewer Authority, (MBIA), 5.00%, 11/1/26	1,550,895
		$4,921,549
Insured-Special Tax Revenue — 18.1%
$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$4,462,013
25,410	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	2,502,377
1,775	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	292,982
3,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	552,675
2,220	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	331,157
		$8,141,204
Insured-Transportation — 12.1%
$2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	$2,067,600
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,027,370
2,100	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	2,325,330
		$5,420,300
Insured-Utilities — 6.8%
$3,000	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$3,079,620
		$3,079,620
Insured-Water and Sewer — 0.3%
$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$154,622
		$154,622

Principal Amount (000's omitted)	Security	Value
Insured-Water Revenue — 10.0%
$1,530	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	$1,421,079
3,000	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31(1)	3,079,100
		$4,500,179
Private Education — 6.7%
$3,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$3,004,650
		$3,004,650
Senior Living / Life Care — 1.1%
$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$194,482
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	282,519
		$477,001
Transportation — 3.2%
$1,400	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,429,008
		$1,429,008
Total Tax-Exempt Investments — 174.8% (identified cost $76,240,994)		$78,559,825
Other Assets, Less Liabilities — (16.9)%		$(7,597,346)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.9)%		$(26,007,479)
Net Assets Applicable to Common Shares — 100.0%		$44,955,000

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 86.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 26.2% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $467,388 or 1.0% of the Fund's net assets applicable to common shares.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2007.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of September 30, 2007

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
Assets
Investments —
Identified cost	$269,747,238	$95,272,525	$62,308,094
Unrealized appreciation	8,807,704	2,479,933	1,807,996
Investments, at value	$278,554,942	$97,752,458	$64,116,090
Cash	$188,070	$1,065,104	$22,744
Receivable for investments sold	—	411,638	—
Interest receivable	3,418,156	876,379	1,098,399
Receivable for open interest rate swap contracts	55,259	30,457	17,712
Total assets	$282,216,427	$100,136,036	$65,254,945
Liabilities
Payable for floating rate notes issued	$39,570,000	$7,550,000	$4,385,000
Interest expense and fees payable	539,783	88,122	69,308
Payable for investments purchased	—	407,588	—
Payable for closed interest rate swap contracts	272,596	217,178	119,822
Payable for open interest rate swap contracts	16,421	6,226	4,174
Payable for when-issued securities	512,200	—	—
Payable to affiliate for investment advisory fee	78,684	29,959	19,816
Accrued expenses	96,616	63,486	57,090
Total liabilities	$41,086,300	$8,362,559	$4,655,210
Auction preferred shares at liquidation value plus cumulative unpaid dividends	87,517,980	33,763,685	22,513,870
Net assets applicable to common shares	$153,612,147	$58,009,792	$38,085,865
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$99,270	$38,619	$25,755
Additional paid-in capital	140,776,589	54,744,606	36,515,052
Accumulated net realized gain (loss) (computed on the basis of identified cost)	3,788,292	662,955	(333,400)
Accumulated undistributed net investment income	40,482	40,236	47,293
Net unrealized appreciation (computed on the basis of identified cost)	8,907,514	2,523,376	1,831,165
Net assets applicable to common shares	$153,612,147	$58,009,792	$38,085,865
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	3,500	1,350	900
Common Shares Outstanding
	9,926,977	3,861,925	2,575,502
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.47	$15.02	$14.79

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of September 30, 2007

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Assets
Investments —
Identified cost	$46,505,289	$40,054,949	$69,406,338
Unrealized appreciation	1,811,239	1,808,147	2,828,760
Investments, at value	$48,316,528	$41,863,096	$72,235,098
Cash $1,077,557	$	—	$83,044
Receivable for investments sold	—	—	928,616
Interest receivable	591,671	577,215	754,108
Receivable for open interest rate swap contracts	14,200	6,307	20,717
Total assets	$49,999,956	$42,446,618	$74,021,583
Liabilities
Payable for floating rate notes issued	$6,765,000	$5,780,000	$9,580,000
Interest expense and fees payable	59,643	58,311	107,266
Payable for closed interest rate swap contracts	103,347	40,440	149,778
Payable for open interest rate swap contracts	2,874	2,463	4,174
Payable for when-issued securities	1,022,380	—	1,333,800
Due to custodian	—	91,245	—
Payable to affiliate for investment advisory fee	13,713	11,909	20,486
Accrued expenses	52,190	43,838	49,949
Total liabilities	$8,019,147	$6,028,206	$11,245,453
Auction preferred shares at liquidation value plus cumulative unpaid dividends	15,504,650	13,506,565	22,513,685
Net assets applicable to common shares	$26,476,159	$22,911,847	$40,262,445
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$17,543	$15,118	$25,654
Additional paid-in capital	24,859,217	21,413,714	36,365,886
Accumulated net realized gain (loss) (computed on the basis of identified cost)	(249,351)	(405,220)	970,276
Accumulated undistributed net investment income	19,274	72,841	43,808
Net unrealized appreciation (computed on the basis of identified cost)	1,829,476	1,815,394	2,856,821
Net assets applicable to common shares	$26,476,159	$22,911,847	$40,262,445
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	620	540	900
Common Shares Outstanding
	1,754,310	1,511,845	2,565,367
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.09	$15.15	$15.69

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of September 30, 2007

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Assets
Investments —
Identified cost	$63,766,544	$61,432,951	$76,240,994
Unrealized appreciation	1,847,438	2,219,084	2,318,831
Investments, at value	$65,613,982	$63,652,035	$78,559,825
Cash	$52,660	$145,256	$45,022
Receivable for investments sold	3,068,297	—	1,465,920
Interest receivable	774,892	776,287	983,952
Receivable for open interest rate swap contracts	18,068	12,446	62,021
Total assets	$69,527,899	$64,586,024	$81,116,740
Liabilities
Payable for floating rate notes issued	$4,665,000	$4,905,000	$8,495,000
Interest expense and fees payable	58,087	48,019	93,841
Payable for investments purchased	3,151,909	—	1,487,400
Payable for closed interest rate swap contracts	119,822	65,902	—
Payable for open interest rate swap contracts	4,174	4,037	3,968
Payable to affiliate for investment advisory fee	20,051	19,444	23,191
Accrued expenses	52,066	51,705	50,861
Total liabilities	$8,071,109	$5,094,107	$10,154,261
Auction preferred shares at liquidation value plus cumulative unpaid dividends	22,509,861	21,875,000	26,007,479
Net assets applicable to common shares	$38,946,929	$37,616,917	$44,955,000
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$25,553	$25,129	$29,432
Additional paid-in capital	36,207,552	35,613,604	41,716,097
Accumulated net realized gain (loss) (computed on the basis of identified cost)	518,661	(295,235)	781,327
Accumulated undistributed net investment income	323,815	13,950	60,972
Net unrealized appreciation (computed on the basis of identified cost)	1,871,348	2,259,469	2,367,172
Net assets applicable to common shares	$38,946,929	$37,616,917	$44,955,000
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	900	875	1,040
Common Shares Outstanding
	2,555,287	2,512,913	2,943,172
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.24	$14.97	$15.27

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2007

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
Investment Income
Interest	$13,506,710	$4,722,831	$3,152,999
Total investment income	$13,506,710	$4,722,831	$3,152,999
Expenses
Investment adviser fee	$1,344,894	$509,888	$337,595
Trustees' fees and expenses	12,340	7,170	1,845
Legal and accounting services	53,652	44,365	40,266
Printing and postage	34,559	13,771	11,595
Custodian fee	131,352	55,564	40,628
Interest expense and fees	1,556,554	294,793	184,872
Transfer and dividend disbursing agent fees	107,742	46,049	33,650
Preferred shares remarketing agent fee	218,750	84,375	56,250
Miscellaneous	40,885	38,111	28,494
Total expenses	$3,500,728	$1,094,086	$735,195
Deduct —
Reduction of custodian fee	$19,108	$14,528	$5,200
Allocation of expenses to the investment adviser	6,321	5,103	3,815
Reduction of investment adviser fee	366,789	139,060	92,071
Total expense reductions	$392,218	$158,691	$101,086
Net expenses	$3,108,510	$935,395	$634,109
Net investment income	$10,398,200	$3,787,436	$2,518,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$4,442,353	$1,694,010	$351,714
Financial futures contracts	(1,121,972)	(78,190)	(126,022)
Interest rate swap contracts	(52,205)	(137,771)	(67,190)
Disposal of investments in violation of restrictions and net increase from payments by affiliates	0	—	—
Net realized gain	$3,268,176	$1,478,049	$158,502
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(8,383,421)	$(2,931,302)	$(1,474,521)
Financial futures contracts	1,277,266	276,490	232,116
Interest rate swap contracts	38,838	24,231	13,538
Net change in unrealized appreciation (depreciation)	$(7,067,317)	$(2,630,581)	$(1,228,867)
Net realized and unrealized loss	$(3,799,141)	$(1,152,532)	$(1,070,365)
Distributions to preferred shareholders
From net investment income	$(3,009,366)	$(1,088,414)	$(797,008)
Net increase in net assets from operations	$3,589,693	$1,546,490	$651,517

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2007

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Investment Income
Interest	$2,302,154	$2,010,016	$3,381,555
Total investment income	$2,302,154	$2,010,016	$3,381,555
Expenses
Investment adviser fee	$234,186	$201,629	$346,998
Trustees' fees and expenses	1,845	185	1,846
Legal and accounting services	40,852	34,443	38,787
Printing and postage	8,508	10,511	12,306
Custodian fee	33,597	28,168	40,237
Interest expense and fees	264,144	226,730	374,017
Transfer and dividend disbursing agent fees	26,526	20,502	33,802
Preferred shares remarketing agent fee	38,750	33,750	56,250
Miscellaneous	27,252	27,859	29,937
Total expenses	$675,660	$583,777	$934,180
Deduct —
Reduction of custodian fee	$4,003	$4,996	$10,087
Allocation of expenses to the investment adviser	4,650	3,433	3,815
Reduction of investment adviser fee	63,869	54,990	93,945
Total expense reductions	$72,522	$63,419	$107,847
Net expenses	$603,138	$520,358	$826,333
Net investment income	$1,699,016	$1,489,658	$2,555,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$234,237	$227,128	$1,367,245
Financial futures contracts	(66,255)	(60,516)	(106,308)
Interest rate swap contracts	(65,786)	(12,476)	(94,548)
Disposal of investments in violation of restrictions and net increase from payments by affiliate	20,473	—	—
Net realized gain	$122,669	$154,136	$1,166,389
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(1,231,521)	$(714,030)	$(1,806,208)
Financial futures contracts	155,469	88,756	240,068
Interest rate swap contracts	11,326	3,844	16,543
Net change in unrealized appreciation (depreciation)	$(1,064,726)	$(621,430)	$(1,549,597)
Net realized and unrealized loss	$(942,057)	$(467,294)	$(383,208)
Distributions to preferred shareholders
From net investment income	$(514,151)	$(435,251)	$(732,552)
Net increase in net assets from operations	$242,808	$587,113	$1,439,462

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 2007

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Investment Income
Interest	$3,110,199	$3,067,652	$3,818,683
Total investment income	$3,110,199	$3,067,652	$3,818,683
Expenses
Investment adviser fee	$342,008	$331,168	$392,766
Trustees' fees and expenses	1,777	1,846	1,859
Legal and accounting services	38,216	38,708	44,102
Printing and postage	10,941	13,449	14,673
Custodian fee	42,414	38,760	47,978
Interest expense and fees	182,374	203,812	378,794
Transfer and dividend disbursing agent fees	35,362	31,642	36,139
Preferred shares remarketing agent fee	56,250	54,688	65,000
Miscellaneous	30,478	29,239	31,320
Total expenses	$739,820	$743,312	$1,012,631
Deduct —
Reduction of custodian fee	$9,366	$9,792	$11,011
Allocation of expenses to the investment adviser	3,348	3,832	6,263
Reduction of investment adviser fee	93,275	90,319	106,335
Total expense reductions	$105,989	$103,943	$123,609
Net expenses	$633,831	$639,369	$889,022
Net investment income	$2,476,368	$2,428,283	$2,929,661
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$509,673	$449,639	$809,518
Financial futures contracts	(130,379)	(247,801)	198,122
Interest rate swap contracts	(65,731)	(14,069)	(297,251)
Net realized gain	$313,563	$187,769	$710,389
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(1,212,101)	$(1,462,550)	$(1,813,359)
Financial futures contracts	237,337	347,054	(42,312)
Interest rate swap contracts	13,894	8,409	556,711
Net change in unrealized appreciation (depreciation)	$(960,870)	$(1,107,087)	$(1,298,960)
Net realized and unrealized loss	$(647,307)	$(919,318)	$(588,571)
Distributions to preferred shareholders
From net investment income	$(534,850)	$(756,723)	$(856,964)
From net realized gain	(200,979)	—	—
Net increase in net assets from operations	$1,093,232	$752,242	$1,484,126

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2007

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
From operations —
Net investment income	$10,398,200	$3,787,436	$2,518,890
Net realized gain from investment transactions, financial futures contracts, interest rate swap contracts, and disposal of investments in violation of restrictions and net increase from payments by affiliates	3,268,176	1,478,049	158,502
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(7,067,317)	(2,630,581)	(1,228,867)
Distributions to preferred shareholders —
From net investment income	(3,009,366)	(1,088,414)	(797,008)
Net increase in net assets from operations	$3,589,693	$1,546,490	$651,517
Distributions to common shareholders —
From net investment income	$(7,466,114)	$(2,736,166)	$(1,694,472)
Total distributions to common shareholders	$(7,466,114)	$(2,736,166)	$(1,694,472)
Capital share transactions
Reinvestment of distributions to common shareholders	$25,683	$—	$—
Net increase in net assets from capital share transactions	$25,683	$—	$—
Net decrease in net assets	$(3,850,738)	$(1,189,676)	$(1,042,955)
Net Assets Applicable to Common Shares
At beginning of year	$157,462,885	$59,199,468	$39,128,820
At end of year	$153,612,147	$58,009,792	$38,085,865
Undistributed net investment income included in net assets applicable to common shares
At end of year	$40,482	$40,236	$47,293

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2007

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations —
Net investment income	$1,699,016	$1,489,658	$2,555,222
Net realized gain from investment transactions, financial futures contracts, interest rate swap contracts, and disposal of investments in violation of restrictions and net increase from payments by affiliates	122,669	154,136	1,166,389
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(1,064,726)	(621,430)	(1,549,597)
Distributions to preferred shareholders —
From net investment income	(514,151)	(435,251)	(732,552)
Net increase in net assets from operations	$242,808	$587,113	$1,439,462
Distributions to common shareholders —
From net investment income	$(1,203,685)	$(1,009,900)	$(1,820,869)
Total distributions to common shareholders	$(1,203,685)	$(1,009,900)	$(1,820,869)
Capital share transactions
Reinvestment of distributions to common shareholders	$17,788	$—	$24,197
Net increase in net assets from capital share transactions	$17,788	$—	$24,197
Net decrease in net assets	$(943,089)	$(422,787)	$(357,210)
Net Assets Applicable to Common Shares
At beginning of year	$27,419,248	$23,334,634	$40,619,655
At end of year	$26,476,159	$22,911,847	$40,262,445
Undistributed net investment income included in net assets applicable to common shares
At end of year	$19,274	$72,841	$43,808

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2007

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations —
Net investment income	$2,476,368	$2,428,283	$2,929,661
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	313,563	187,769	710,389
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(960,870)	(1,107,087)	(1,298,960)
Distributions to preferred shareholders —
From net investment income	(534,850)	(756,723)	(856,964)
From net realized gain	(200,979)	—	—
Net increase in net assets from operations	$1,093,232	$752,242	$1,484,126
Distributions to common shareholders —
From net investment income	$(1,780,878)	$(1,669,755)	$(2,045,499)
From net realized gain	(634,133)	—	—
Total distributions to common shareholders	$(2,415,011)	$(1,669,755)	$(2,045,499)
Capital share transactions
Reinvestment of distributions to common shareholders	$5,574	$2,860	$—
Net increase in net assets from capital share transactions	$5,574	$2,860	$—
Net decrease in net assets	$(1,316,205)	$(914,653)	$(561,373)
Net Assets Applicable to Common Shares
At beginning of year	$40,263,134	$38,531,570	$45,516,373
At end of year	$38,946,929	$37,616,917	$44,955,000
Undistributed net investment income included in net assets applicable to common shares
At end of year	$323,815	$13,950	$60,972

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
From operations —
Net investment income	$10,500,454	$3,818,662	$2,527,070
Net realized gain from investment transactions and financial futures contracts	4,356,455	1,273,316	1,052,884
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,649,905	834,431	(147,834)
Distributions to preferred shareholders — From net investment income	(2,631,920)	(937,884)	(684,139)
Net increase in net assets from operations	$13,874,894	$4,988,525	$2,747,981
Distributions to common shareholders —
From net investment income	$(8,416,039)	$(2,983,698)	$(1,912,090)
Total distributions to common shareholders	$(8,416,039)	$(2,983,698)	$(1,912,090)
Capital share transactions
Reinvestment of distributions to common shareholders	$67,445	$7,738	$24,117
Net increase in net assets from capital share transactions	$67,445	$7,738	$24,117
Net increase in net assets	$5,526,300	$2,012,565	$860,008
Net Assets Applicable to Common Shares
At beginning of year	$151,936,585	$57,186,903	$38,268,812
At end of year	$157,462,885	$59,199,468	$39,128,820
Undistributed net investment income included in net assets applicable to common shares
At end of year	$184,615	$94,976	$29,450

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations —
Net investment income	$1,722,682	$1,498,369	$2,567,366
Net realized gain from investment transactions and financial futures contracts	888,468	630,423	1,305,317
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	178,464	73,846	418,939
Distributions to preferred shareholders —
From net investment income	(447,955)	(381,488)	(648,584)
Net increase in net assets from operations	$2,341,659	$1,821,150	$3,643,038
Distributions to common shareholders —
From net investment income	$(1,400,956)	$(1,166,029)	$(2,101,233)
Total distributions to common shareholders	$(1,400,956)	$(1,166,029)	$(2,101,233)
Capital share transactions
Reinvestment of distributions to common shareholders	$37,096	$9,334	$45,513
Net increase in net assets from capital share transactions	$37,096	$9,334	$45,513
Net increase in net assets	$977,799	$664,455	$1,587,318
Net Assets Applicable to Common Shares
At beginning of year	$26,441,449	$22,670,179	$39,032,337
At end of year	$27,419,248	$23,334,634	$40,619,655
Undistributed net investment income included in net assets applicable to common shares
At end of year	$44,610	$33,700	$60,235

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2006

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations —
Net investment income	$2,529,875	$2,456,473	$2,925,034
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	1,820,664	1,437,276	1,906,794
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(449,834)	(166,968)	(266,841)
Distributions to preferred shareholders —
From net investment income	(612,672)	(660,891)	(783,269)
From net realized gain	(37,328)	—	—
Net increase in net assets from operations	$3,250,705	$3,065,890	$3,781,718
Distributions to common shareholders —
From net investment income	$(1,870,200)	$(1,789,062)	$(2,199,819)
From net realized gain	(217,935)	—	—
Total distributions to common shareholders	$(2,088,135)	$(1,789,062)	$(2,199,819)
Capital share transactions
Reinvestment of distributions to common shareholders	$—	$—	$14,661
Net increase in net assets from capital share transactions	$—	$—	$14,661
Net increase in net assets	$1,162,570	$1,276,828	$1,596,560
Net Assets Applicable to Common Shares
At beginning of year	$39,100,564	$37,254,742	$43,919,813
At end of year	$40,263,134	$38,531,570	$45,516,373
Undistributed net investment income included in net assets applicable to common shares
At end of year	$161,206	$32,884	$42,786

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Cash Flows

For the Year Ended September 30, 2007

Cash flows from operating activities	Insured Municipal Fund II	Insured Massachusetts Fund	Insured Michigan Fund
Net increase in net assets from operations	$3,589,693	$242,808	$587,113
Distributions to preferred shareholders	3,009,366	514,151	435,251
Net increase in net assets from operations excluding distributions to preferred shareholders from net investment income	$6,599,059	$756,959	$1,022,364
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(86,860,586)	(7,321,506)	(2,459,789)
Investments sold	90,818,853	10,959,195	2,652,162
Net amortization of premium (discount)	(1,734,021)	(103,639)	(225,412)
Decrease (increase) in interest receivable	95,672	8,473	(11,553)
Decrease in receivable for investments sold	331,573	—	—
Increase in receivable for open interest rate swap contracts	(55,259)	(14,200)	(6,307)
Decrease in receivable from the transfer agent	—	2,971	—
Increase in payable for closed interest rate swap contracts	272,596	103,347	40,440
Increase in payable for open interest rate swap contracts	16,421	2,874	2,463
Decrease in payable to affiliate for investment advisory fee	(1,648)	(347)	(166)
Increase (decrease) in payable for when-issued securities	(3,075,207)	1,022,380	—
Increase (decrease) in accrued expenses	(4,459)	3,733	1,163
Increase (decrease) in interest expense and fees payable	36,792	(23,931)	3,047
Net change in unrealized (appreciation) depreciation on investments	8,383,421	1,231,521	714,030
Net realized (gain) loss on investments	(4,442,353)	(254,710)	(227,128)
Net cash provided by operating activities	$10,380,854	$6,373,120	$1,505,314
Cash flows from financing activities
Cash distributions paid to common shareholders net of reinvestments	$(7,440,431)	$(1,185,897)	$(1,009,900)
Decrease in payable to affiliate for inverse floaters	—	(1,586,200)	—
Repayment of secured borrowings	—	(2,000,000)	—
Distributions to preferred shareholders from net investment income	(2,999,955)	(512,473)	(433,715)
Decrease in due to custodian	—	(10,993)	(61,699)
Net cash used in financing activities	$(10,440,386)	$(5,295,563)	$(1,505,314)
Net increase (decrease) in cash	$(59,532)	$1,077,557	$—
Cash at beginning of year	$247,602	$—	$—
Cash at end of year	$188,070	$1,077,557	$—
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$25,683	$17,788	$—

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Cash Flows

For the Year Ended September 30, 2007

Cash flows from operating activities	Insured New Jersey Fund	Insured Pennsylvania Fund
Net increase in net assets from operations	$1,439,462	$1,484,126
Distributions to preferred shareholders	732,552	856,964
Net increase in net assets from operations excluding distributions to preferred shareholders from net investment income	$2,172,014	$2,341,090
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(19,495,030)	(19,463,578)
Investments sold	19,343,532	21,490,909
Net amortization of premium (discount)	(448,069)	(279,283)
Increase in interest receivable	(42,223)	(54,574)
Increase in payable for investments purchased	—	1,487,400
Increase in receivable for investments sold	(928,616)	(1,465,920)
Increase in receivable for open interest rate swap contracts	(20,717)	(62,021)
Decrease in receivable from the transfer agent	5,140	—
Decrease in payable for open interest rate swaps contracts	4,174	(494,690)
Increase (decrease) in payable for closed interest rate swap contracts	149,778	(107,000)
Decrease in payable to affiliate for investment advisory fees	(148)	(232)
Decrease in payable to affiliate for Trustees' fees	—	(67)
Increase in payable for when-issued securities	1,333,800	—
Increase in accrued expenses	3,996	6,612
Increase (decrease) in interest expense and fees payable	21,662	(10,722)
Net change in unrealized (appreciation) depreciation on investments	1,806,208	1,813,359
Net realized (gain) loss on investments	(1,367,245)	(809,518)
Net cash provided by operating activities	$2,538,256	$4,391,765
Cash flows from financing activities
Cash distributions paid to common shareholders net of reinvestments	$(1,796,672)	$(2,045,499)
Distributions to preferred shareholders from net investment income	(728,496)	(854,058)
Repayment of secured borrowings	—	(1,900,000)
Net cash used in financing activities	$(2,525,168)	$(4,799,557)
Net increase (decrease) in cash	$13,088	$(407,792)
Cash at beginning of year	$69,956	$452,814
Cash at end of year	$83,044	$45,022
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$24,197	$—

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.860		$15.310	$15.030	$14.790	$14.325	(3)
Income (loss) from operations
Net investment income	$1.048		$1.058	$1.094	$1.162	$0.879
Net realized and unrealized gain (loss)	(0.383)		0.605	0.359	0.334	0.508
Distributions to preferred shareholders
From net investment income	(0.303)		(0.265)	(0.169)	(0.080)	(0.071)
From net realized gain	—		—	0.000 (5)	(0.017)	—
Total income from operations	$0.362		$1.398	$1.284	$1.399	$1.316
Less distributions to common shareholders
From net investment income	$(0.752)		$(0.848)	$(1.001)	$(1.001)	$(0.714)
From net realized gain	—		—	(0.003)	(0.158)	—
Total distributions to common shareholders	$(0.752)		$(0.848)	$(1.004)	$(1.159)	$(0.714)
Preferred and Common shares offering costs charged to paid-in capital	$—		$—	$—	$—	$(0.048)
Preferred shares underwriting discounts	$—		$—	$—	$—	$(0.089)
Net asset value — End of year (Common shares)	$15.470		$15.860	$15.310	$15.030	$14.790
Market value — End of year (Common shares)	$14.550		$15.310	$16.170	$14.820	$14.000
Total Investment Return on Net Asset Value(6)	2.43	%(4)	9.56%	8.77%	10.00%	8.46	%(7)
Total Investment Return on Market Value(6)	(0.20	)%(4)	0.13%	16.51%	14.59%	2.67	%(7)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$153,612		$157,463	$151,937	$149,057	$146,574
Ratios (As a percentage of average net assets applicable to common shares):(8)
Expenses excluding interest and fees	1.00	%(10)	1.02%	1.03%	1.00%	0.86	%(11)
Interest and fee expense(9)	0.99%		0.91%	0.62%	0.36%	0.26	%(11)
Total expenses before custodian fee reduction	1.99	%(10)	1.93%	1.65%	1.36%	1.12	%(11)
Expenses after custodian fee reduction excluding interest and fees	0.99	%(10)	1.01%	1.02%	1.00%	0.84	%(11)
Net investment income	6.62%		6.87%	7.11%	7.92%	7.14	%(11)
Portfolio Turnover	31%		26%	10%	28%	32%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(8)
Expenses excluding interest and fees	0.64	%(10)	0.65%	0.65%	0.63%	0.57	%(11)
Interest and fee expense(9)	0.64%		0.58%	0.40%	0.23%	0.17	%(11)
Total expenses before custodian fee reduction	1.28	%(10)	1.23%	1.05%	0.86%	0.74	%(11)
Expenses after custodian fee reduction excluding interest and fees	0.63	%(10)	0.64%	0.65%	0.62%	0.56	%(11)
Net investment income	4.25%		4.37%	4.52%	4.94%	4.72	%(11)
Senior Securities:
Total preferred shares outstanding	3,500		3,500	3,500	3,500	3,500
Asset coverage per preferred share(12)	$68,894		$69,992	$68,411	$67,599	$66,893
Involuntary liquidation preference per preferred share(13)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(13)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Per share net investment income was computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  During the year ended September 30, 2007, the adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(5)  Equal to less than $0.001 per share.

(6)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(7)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(8)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(9)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(10)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(11)  Annualized.

(12)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(13)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Year Ended September 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.330	$14.810	$14.510	$14.560	$14.325	(3)
Income (loss) from operations
Net investment income	$0.981	$0.989	$1.008	$1.060	$0.822
Net realized and unrealized gain (loss)	(0.301)	0.547	0.360	(0.022)	0.281
Distributions to preferred shareholders
From net investment income	(0.282)	(0.243)	(0.145)	(0.076)	(0.050)
From net realized gain	—	—	—	(0.004)	—
Total income from operations	$0.398	$1.293	$1.223	$0.958	$1.053
Less distributions to common shareholders
From net investment income	$(0.708)	$(0.773)	$(0.923)	$(0.948)	$(0.675)
From net realized gain	—	—	—	(0.060)	—
Total distributions to common shareholders	$(0.708)	$(0.773)	$(0.923)	$(1.008)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.054)
Preferred shares underwriting discounts	$—	$—	$—	$—	$(0.089)
Net asset value — End of year (Common shares)	$15.020	$15.330	$14.810	$14.510	$14.560
Market value — End of year (Common shares)	$14.250	$14.635	$14.770	$14.580	$13.800
Total Investment Return on Net Asset Value(4)	2.75%	9.15%	8.65%	6.84%	6.62	%(5)
Total Investment Return on Market Value(4)	2.11%	4.49%	7.84%	13.27%	1.06	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$58,010		$59,199	$57,187	$55,955	$56,083
Ratios (As a percentage of average net assets applicable to common shares):(6)
Expenses excluding interest and fees	1.11	%(8)	1.13%	1.10%	1.09%	0.98	%(9)
Interest and fee expense(7)	0.50%		0.48%	0.31%	0.15%	0.15	%(9)
Total expenses before custodian fee reduction	1.61	%(8)	1.61%	1.41%	1.24%	1.13	%(9)
Expenses after custodian fee reduction excluding interest and fees	1.09	%(8)	1.11%	1.06%	1.08%	0.96	%(9)
Net investment income	6.42%		6.66%	6.81%	7.27%	6.75	%(9)
Portfolio Turnover	37%		13%	13%	11%	22%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(6)
Expenses excluding interest and fees	0.71	%(8)	0.71%	0.69%	0.68%	0.64	%(9)
Interest and fee expense(7)	0.32%		0.30%	0.20%	0.09%	0.10	%(9)
Total expenses before custodian fee reduction	1.03	%(8)	1.01%	0.89%	0.77%	0.74	%(9)
Expenses after custodian fee reduction excluding interest and fees	0.69	%(8)	0.70%	0.67%	0.67%	0.63	%(9)
Net investment income	4.09%		4.19%	4.28%	4.54%	4.46	%(9)
Senior Securities:
Total preferred shares outstanding	1,350		1,350	1,350	1,350	1,350
Asset coverage per preferred share(10)	$67,980		$68,858	$67,364	$66,455	$66,545
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Per share net investment income was computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see note 1H).

(8)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(9)  Annualized.

(10)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(11)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Fund
	Year Ended September 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.190	$14.870	$14.520	$14.550	$14.325	(3)
Income (loss) from operations
Net investment income	$0.978	$0.981	$1.018	$1.062	$0.788
Net realized and unrealized gain (loss)	(0.411)	0.348	0.399	0.002 (4)	0.319
Distributions to preferred shareholders
From net investment income	(0.309)	(0.266)	(0.159)	(0.077)	(0.060)
From net realized gain	—	—	—	(0.007)	—
Total income from operations	$0.258	$1.063	$1.258	$0.980	$1.047
Less distributions to common shareholders
From net investment income	$(0.658)	$(0.743)	$(0.908)	$(0.930)	$(0.675)
From net realized gain	—	—	—	(0.080)	—
Total distributions to common shareholders	$(0.658)	$(0.743)	$(0.908)	$(1.010)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.058)
Preferred shares underwriting discounts	$—	$—	$—	$—	$(0.089)
Net asset value — End of year (Common shares)	$14.790	$15.190	$14.870	$14.520	$14.550
Market value — End of year (Common shares)	$13.550	$14.410	$14.980	$14.750	$14.100
Total Investment Return on Net Asset Value(5)	2.00%	7.64%	8.85%	7.12%	6.37	%(6)
Total Investment Return on Market Value(5)	(1.48)%	1.37%	7.94%	12.29%	3.08	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Fund
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$38,086		$39,129	$38,269	$37,211	$37,186
Ratios (As a percentage of average net assets applicable to common shares):(7)
Expenses excluding interest and fees	1.17	%(9)	1.20%	1.17%	1.14%	1.04	%(10)
Interest and fee expense(8)	0.48%		0.47%	0.29%	0.18%	0.09	%(10)
Total expenses before custodian fee reduction	1.65	%(9)	1.67%	1.46%	1.32%	1.13	%(10)
Expenses after custodian fee reduction excluding interest and fees	1.16	%(9)	1.19%	1.16%	1.14%	0.98	%(10)
Net investment income	6.48%		6.63%	6.84%	7.30%	6.45	%(10)
Portfolio Turnover	32%		16%	13%	17%	10%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(7)
Expenses excluding interest and fees	0.74	%(9)	0.76%	0.74%	0.71%	0.69	%(10)
Interest and fee expense(8)	0.30%		0.29%	0.18%	0.11%	0.06	%(10)
Total expenses before custodian fee reduction	1.04	%(9)	1.05%	0.92%	0.82%	0.75	%(10)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(9)	0.75%	0.73%	0.71%	0.65	%(10)
Net investment income	4.10%		4.17%	4.30%	4.55%	4.25	%(10)
Senior Securities:
Total preferred shares outstanding	900		900	900	900	900
Asset coverage per preferred share(11)	$67,333		$68,489	$67,528	$66,348	$66,319
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Per share net investment income was computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  The per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of reinvested shares of the Fund and the amount of per share realized gains and losses at such time.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(9)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(10)  Annualized.

(11)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this number by the number of preferred shares outstanding.

(12)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.640		$15.100	$14.870	$14.670	$14.325	(3)
Income (loss) from operations
Net investment income	$0.969		$0.983	$1.031	$1.109	$0.823
Net realized and unrealized gain (loss)	(0.540)		0.613	0.290	0.350	0.411
Distributions to preferred shareholders
From net investment income	(0.293)		(0.256)	(0.143)	(0.069)	(0.058)
From net realized gain	—		—	—	(0.017)	—
Total income from operations	$0.136		$1.340	$1.178	$1.373	$1.176
Less distributions to common shareholders
From net investment income	$(0.686)		$(0.800)	$(0.948)	$(0.948)	$(0.675)
From net realized gain	—		—	—	(0.225)	—
Total distributions to common shareholders	$(0.686)		$(0.800)	$(0.948)	$(1.173)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—		$—	$—	$—	$(0.066)
Preferred shares underwriting discounts	$—		$—	$—	$—	$(0.090)
Net asset value — End of year (Common shares)	$15.090		$15.640	$15.100	$14.870	$14.670
Market value — End of year (Common shares)	$14.820		$16.090	$17.350	$15.570	$14.450
Total Investment Return on Net Asset Value(4)	0.88	%(5)	9.14%	7.74%	9.74%	7.22	%(6)
Total Investment Return on Market Value(4)	(3.72	)%(5)	(2.28)%	18.23%	16.66%	5.61	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$26,476		$27,419	$26,441	$25,982	$25,586
Ratios (As a percentage of average net assets applicable to common shares):(7)
Expenses excluding interest and fees	1.25	%(9)	1.29%	1.25%	1.24%	1.10	%(10)
Interest and fee expense(8)	0.98%		1.54%	1.26%	0.79%	0.26	%(10)
Total expenses before custodian fee reduction	2.23	%(9)	2.83%	2.51%	2.03%	1.36	%(10)
Expenses after custodian fee reduction excluding interest and fees	1.25	%(9)	1.26%	1.24%	1.24%	1.06	%(10)
Net investment income	6.27%		6.50%	6.79%	7.58%	6.73	%(10)
Portfolio Turnover	15%		15%	11%	33%	35%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(7)
Expenses excluding interest and fees	0.81	%(9)	0.81%	0.79%	0.77%	0.73	%(10)
Interest and fee expense(8)	0.62%		0.97%	0.80%	0.49%	0.17	%(10)
Total expenses before custodian fee reduction	1.43	%(9)	1.78%	1.59%	1.26%	0.90	%(10)
Expenses after custodian fee reduction excluding interest and fees	0.80	%(9)	0.80%	0.78%	0.77%	0.70	%(10)
Net investment income	3.99%		4.10%	4.29%	4.72%	4.42	%(10)
Senior Securities:
Total preferred shares outstanding	620		620	620	620	620
Asset coverage per preferred share(11)	$67,711		$69,229	$67,649	$66,907	$66,270
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Per share net investment income was computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002 to September 30, 2003.

(3)  Net asset value at the beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)  During the year ended September 30, 2007, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(9)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(10)  Annualized.

(11)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(12)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Year Ended September 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.430	$15.000	$14.840	$14.520	$14.325	(3)
Income (loss) from operations
Net investment income	$0.985	$0.991	$1.039	$1.105	$0.824
Net realized and unrealized gain (loss)	(0.309)	0.462	0.233	0.252	0.262
Distributions to preferred shareholders
From net investment income	(0.288)	(0.252)	(0.164)	(0.089)	(0.058)
Total income from operations	$0.388	$1.201	$1.108	$1.268	$1.028
Less distributions to common shareholders
From net investment income	$(0.668)	$(0.771)	$(0.948)	$(0.948)	$(0.675)
Total distributions to common shareholders	$(0.668)	$(0.771)	$(0.948)	$(0.948)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.068)
Preferred shares underwriting discounts	$—	$—	$—	$—	$(0.090)
Net asset value — End of year (Common shares)	$15.150	$15.430	$15.000	$14.840	$14.520
Market value — End of year (Common shares)	$14.030	$14.190	$16.200	$15.490	$14.410
Total Investment Return on Net Asset Value(4)	2.81%	8.44%	7.52%	8.96%	6.12	%(5)
Total Investment Return on Market Value(4)	3.53%	(7.67)%	11.26%	14.60%	5.31	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$22,912		$23,335	$22,670	$22,396	$21,893
Ratios (As a percentage of average net assets applicable to common shares):(6)
Expenses excluding interest and fees	1.29	%(8)	1.32%	1.28%	1.28%	1.14	%(9)
Interest and fee expense(7)	0.98%		0.90%	0.60%	0.33%	1.27	%(9)
Total expenses before custodian fee reduction	2.27	%(8)	2.22%	1.88%	1.61%	2.41	%(9)
Expenses after custodian fee reduction excluding interest and fees	1.27	%(8)	1.30%	1.27%	1.27%	1.09	%(9)
Net investment income	6.43%		6.62%	6.88%	7.56%	6.75	%(9)
Portfolio Turnover	6%		6%	5%	7%	45%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(6)
Expenses excluding interest and fees	0.81	%(8)	0.83%	0.81%	0.79%	0.75	%(9)
Interest and fee expense(7)	0.62%		0.56%	0.38%	0.21%	0.83	%(9)
Total expenses before custodian fee reduction	1.43	%(8)	1.39%	1.19%	1.00%	1.58	%(9)
Expenses after custodian fee reduction excluding interest and fees	0.80	%(8)	0.82%	0.80%	0.78%	0.71	%(9)
Net investment income	4.06%		4.15%	4.32%	4.69%	4.42	%(9)
Senior Securities:
Total preferred shares outstanding	540		540	540	540	540
Asset coverage per preferred share(10)	$67,442		$68,222	$66,986	$66,475	$65,543
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Per share net investment income was computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(9)  Annualized.

(10)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(11)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Year Ended September 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.840	$15.240	$14.990	$14.760	$14.325	(3)
Income (loss) from operations
Net investment income	$0.996	$1.002	$1.039	$1.117	$0.826
Net realized and unrealized gain (loss)	(0.150)	0.671	0.330	0.361	0.489
Distributions to preferred shareholders
From net investment income	(0.286)	(0.253)	(0.159)	(0.067)	(0.058)
From net realized gain	—	—	—	(0.015)	—
Total income from operations	$0.560	$1.420	$1.210	$1.396	$1.257
Less distributions to common shareholders
From net investment income	$(0.710)	$(0.820)	$(0.960)	$(0.960)	$(0.675)
From net realized gain	—	—	—	(0.206)	—
Total distributions to common shareholders	$(0.710)	$(0.820)	$(0.960)	$(1.166)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.058)
Preferred shares underwriting discounts	$—	$—	$—	$—	$(0.089)
Net asset value — End of year (Common shares)	$15.690	$15.840	$15.240	$14.990	$14.760
Market value — End of year (Common shares)	$14.790	$16.400	$16.240	$15.490	$14.520
Total Investment Return on Net Asset Value(4)	3.64%	9.65%	8.18%	9.83%	7.89	%(5)
Total Investment Return on Market Value(4)	(5.66)%	6.53%	11.56%	15.37%	6.14	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$40,262		$40,620	$39,032	$38,326	$37,687
Ratios (As a percentage of average net assets applicable to common shares):(6)
Expenses excluding interest and fees	1.14	%(8)	1.19%	1.15%	1.13%	1.03	%(9)
Interest and fee expense(7)	0.92%		0.86%	0.59%	0.31%	0.27	%(9)
Total expenses before custodian fee reduction	2.06	%(8)	2.05%	1.74%	1.44%	1.30	%(9)
Expenses after custodian fee reduction excluding interest and fees	1.11	%(8)	1.16%	1.14%	1.13%	0.99	%(9)
Net investment income	6.29%		6.59%	6.78%	7.54%	6.69	%(9)
Portfolio Turnover	27%		22%	15%	19%	34%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(6)
Expenses excluding interest and fees	0.73	%(8)	0.75%	0.73%	0.71%	0.69	%(9)
Interest and fee expense(7)	0.59%		0.55%	0.38%	0.20%	0.18	%(9)
Total expenses before custodian fee reduction	1.32	%(8)	1.30%	1.11%	0.91%	0.87	%(9)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(8)	0.73%	0.72%	0.71%	0.66	%(9)
Net investment income	4.05%		4.18%	4.31%	4.73%	4.43	%(9)
Senior Securities:
Total preferred shares outstanding	900		900	900	900	900
Asset coverage per preferred share(10)	$69,751		$70,144	$68,375	$67,588	$66,875
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Per share net investment income was computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(9)  Annualized.

(10)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(11)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Year Ended September 30,
	2007(1)	2006(1)	2005(1)	2004(1)		2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.760	$15.300	$14.910	$14.870		$14.325	(3)
Income (loss) from operations
Net investment income	$0.969	$0.990	$1.008	$1.080		$0.818
Net realized and unrealized gain (loss)	(0.256)	0.542	0.462	0.223		0.617
Distributions to preferred shareholders
From net investment income	(0.209)	(0.240)	(0.148)	(0.063)		(0.057)
From net realized gain	(0.079)	(0.015)	—	(0.016)		—
Total income from operations	$0.425	$1.277	$1.322	$1.224		$1.378
Less distributions to common shareholders
From net investment income	$(0.697)	$(0.732)	$(0.932)	$(0.963)		$(0.686)
From net realized gain	(0.248)	(0.085)	—	(0.221)		—
Total distributions to common shareholders	$(0.945)	$(0.817)	$(0.932)	$(1.184)		$(0.686)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—		$(0.058)
Preferred shares underwriting discounts	$—	$—	$—	$—		$(0.089)
Net asset value — End of year (Common shares)	$15.240	$15.760	$15.300	$14.910		$14.870
Market value — End of year (Common shares)	$14.440	$14.420	$14.570	$14.460		$13.710
Total Investment Return on Net Asset Value(4)	3.00%	9.02%	9.17%	8.75	%(5)	8.87	%(6)
Total Investment Return on Market Value(4)	6.66%	4.75%	7.19%	14.39	%(5)	0.38	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$38,947		$40,263	$39,101	$38,089	$37,984
Ratios (As a percentage of average net assets applicable to common shares):(7)
Expenses excluding interest and fees	1.16	%(8)	1.14%	1.21%	1.14%	1.03	%(9)
Interest and fee expense(10)	0.46%		0.42%	0.28%	0.16%	0.14	%(9)
Total expenses before custodian fee reduction	1.62	%(8)	1.56%	1.49%	1.30%	1.17	%(9)
Expenses after custodian fee reduction excluding interest and fees	1.14	%(8)	1.11%	1.19%	1.13%	0.98	%(9)
Net investment income	6.24%		6.48%	6.60%	7.31%	6.65	%(9)
Portfolio Turnover	38%		26%	29%	26%	49%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(7)
Expenses excluding interest and fees	0.74	%(8)	0.72%	0.77%	0.71%	0.68	%(9)
Interest and fee expense(10)	0.29%		0.27%	0.18%	0.10%	0.09	%(9)
Total expenses before custodian fee reduction	1.03	%(8)	0.99%	0.95%	0.81%	0.77	%(9)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(8)	0.71%	0.76%	0.71%	0.65	%(9)
Net investment income	3.98%		4.11%	4.18%	4.58%	4.409	%(9)
Senior Securities:
Total preferred shares outstanding	900		900	900	900	900
Asset coverage per preferred share(11)	$68,285		$69,746	$68,450	$67,323	$67,209
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Per share net investment income was computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)  During the year ended September 30, 2004, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment in violation of restrictions. The reimbursement was less than $0.01 per common share and had no effect on total investment return on net asset value and total investment return on market value for the year ended September 30, 2004.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(9)  Annualized.

(10)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(11)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(12)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Year Ended September 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.330	$14.830	$14.640	$14.620	$14.325	(3)
Income (loss) from operations
Net investment income	$0.966	$0.978	$1.006	$1.054	$0.776
Net realized and unrealized gain (loss)	(0.361)	0.497	0.219	0.018	0.402
Distributions to preferred shareholders
From net investment income	(0.301)	(0.263)	(0.173)	(0.086)	(0.060)
From net realized gain	—	—	—	(0.003)	—
Total income from operations	$0.304	$1.212	$1.052	$0.983	$1.118
Less distributions to common shareholders
From net investment income	$(0.664)	$(0.712)	$(0.862)	$(0.930)	$(0.675)
From net realized gain	—	—	—	(0.033)	—
Total distributions to common shareholders	$(0.664)	$(0.712)	$(0.862)	$(0.963)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.060)
Preferred shares underwriting discounts	$—	$—	$—	$—	$(0.088)
Net asset value — End of year (Common shares)	$14.970	$15.330	$14.830	$14.640	$14.620
Market value — End of year (Common shares)	$13.710	$14.600	$14.510	$15.200	$14.430
Total Investment Return on Net Asset Value(4)	2.17%	8.58%	7.29%	6.94%	6.85	%(5)
Total Investment Return on Market Value(4)	(1.75)%	5.69%	1.11%	12.49%	5.46	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$37,617		$38,532	$37,255	$36,746	$36,610
Ratios (As a percentage of average net assets applicable to common shares):(6)
Expenses excluding interest and fees	1.16	%(7)	1.19%	1.18%	1.17%	1.05	%(8)
Interest and fee expense(9)	0.53%		0.41%	0.25%	0.13%	0.09	%(8)
Total expenses before custodian fee reduction	1.69	%(7)	1.60%	1.43%	1.30%	1.14	%(8)
Expenses after custodian fee reduction excluding interest and fees	1.14	%(7)	1.16%	1.16%	1.16%	0.99	%(8)
Net investment income	6.33%		6.56%	6.76%	7.30%	6.38	%(8)
Portfolio Turnover	30%		16%	8%	23%	19%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(6)
Expenses excluding interest and fees	0.74	%(7)	0.75%	0.74%	0.73%	0.69	%(8)
Interest and fee expense(9)	0.34%		0.26%	0.16%	0.08%	0.07	%(8)
Total expenses before custodian fee reduction	1.08	%(7)	1.01%	0.90%	0.81%	0.76	%(8)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(7)	0.73%	0.73%	0.72%	0.65	%(8)
Net investment income	4.03%		4.14%	4.26%	4.55%	4.21	%(8)
Senior Securities:
Total preferred shares outstanding	875		875	875	875	875
Asset coverage per preferred share(10)	$67,991		$69,036	$67,586	$66,999	$66,841
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Per share net investment income was computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(8)  Annualized.

(9)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(10)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(11)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Year Ended September 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of year (Common shares)	$15.470	$14.930	$14.410	$14.580	$14.325	(3)
Income (loss) from operations
Net investment income	$0.995	$0.994	$1.019	$1.068	$0.811
Net realized and unrealized gain (loss)	(0.209)	0.559	0.587	(0.066)	0.331
Distributions to preferred shareholders
From net investment income	(0.291)	(0.266)	(0.173)	(0.083)	(0.060)
From net realized gain	—	—	—	(0.011)	—
Total income from operations	$0.495	$1.287	$1.433	$0.908	$1.082
Less distributions to common shareholders
From net investment income	$(0.695)	$(0.747)	$(0.913)	$(0.938)	$(0.681)
From net realized gain	—	—	—	(0.140)	—
Total distributions to common shareholders	$(0.695)	$(0.747)	$(0.913)	$(1.078)	$(0.681)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—	$—	$(0.056)
Preferred shares underwriting discounts	$—	$—	$—	$—	$(0.090)
Net asset value — End of year (Common shares)	$15.270	$15.470	$14.930	$14.410	$14.580
Market value — End of year (Common shares)	$14.150	$15.020	$15.540	$14.980	$14.330
Total Investment Return on Net Asset Value(4)	3.44%	9.00%	10.01%	6.43%	6.63	%(5)
Total Investment Return on Market Value(4)	(1.28)%	1.68%	10.15%	12.57%	4.80	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Year Ended September 30,
	2007(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000's omitted)	$44,955		$45,516	$43,920	$42,352	$42,822
Ratios (As a percentage of average net assets applicable to common shares):(6)
Expenses excluding interest and fees	1.15	%(7)	1.18%	1.16%	1.12%	1.03	%(8)
Interest and fee expense(9)	0.83%		0.78%	0.41%	0.25%	0.14	%(8)
Total expenses before custodian fee reduction	1.98	%(7)	1.96%	1.57%	1.37%	1.17	%(8)
Expenses after custodian fee reduction excluding interest and fees	1.12	%(7)	1.15%	1.15%	1.11%	0.97	%(8)
Net investment income	6.45%		6.64%	6.91%	7.37%	6.64	%(8)
Portfolio Turnover	24%		22%	19%	15%	12%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(6)
Expenses excluding interest and fees	0.73	%(7)	0.74%	0.73%	0.69%	0.68	%(8)
Interest and fee expense(9)	0.53%		0.49%	0.26%	0.15%	0.09	%(8)
Total expenses before custodian fee reduction	1.26	%(7)	1.23%	0.99%	0.84%	0.77	%(8)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(7)	0.72%	0.72%	0.69%	0.64	%(8)
Net investment income	4.10%		4.17%	4.32%	4.58%	4.37	%(8)
Senior Securities:
Total preferred shares outstanding	1,040		1,040	1,040	1,040	1,040
Asset coverage per preferred share(10)	$68,233		$68,770	$67,232	$65,723	$66,178
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Per share net investment income was computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(8)  Annualized.

(9)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1H).

(10)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(11)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Florida Municipal Bond Fund (Insured Florida Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania Fund) (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Fund seeks to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state, as applicable.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are generally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income tax is necessary. Each Fund also seeks to avoid payments of federal excise tax. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

At September 30, 2007, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date
Insured Florida Fund	$314,751	September 30, 2013

Insured Massachusetts Fund	247,959	September 30, 2013

Insured Michigan Fund	399,841	September 30, 2013

Insured Ohio Fund	321,978	September 30, 2013

During the year ended September 30, 2007, capital loss carryforwards of $561,535, $1,015,681, $411,203, $303,657, $252,584, $390,483, $577,561 and $53,657 were utilized to offset net realized gains by the Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund, and shareholders are indemnified against personal liability for the obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special Purpose Vehicle (which is generally organized as a trust), (the SPV) set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments, and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds' liability with respect to Floating Rate Notes is recorded as incurred. At September 30, 2007, the amount of the Funds' Floating Rate Notes and related interest rates and collateral were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
Insured Municipal Fund II	$39,570,000	3.89% - 3.93%	$62,130,526
Insured California Fund II	7,550,000	3.89%	11,990,725
Insured Florida Fund	4,385,000	3.88% - 3.91%	6,988,547
Insured Massachusetts Fund	6,765,000	3.88% - 3.90%	10,834,849
Insured Michigan Fund	5,780,000	3.88% - 3.92%	9,144,956
Insured New Jersey Fund	9,580,000	3.88% - 3.90%	15,146,324
Insured New York Fund II	4,665,000	3.88% - 3.90%	7,401,115
Insured Ohio Fund	4,905,000	3.87% - 3.92%	7,675,490
Insured Pennsylvania Fund	8,495,000	3.87% - 3.95%	13,704,807

The Funds' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from a legal borrowing of the Funds to which the policies apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

I  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

J  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The number of APS issued and outstanding as of September 30, 2007 are as follows:

Fund	APS Issued and Outstanding
Insured Municipal Fund II
Series A	1,750
Series B	1,750
Insured California Fund II	1,350
Insured Florida Fund	900
Insured Massachusetts Fund	620
Insured Michigan Fund	540
Insured New Jersey Fund	900
Insured New York Fund II	900
Insured Ohio Fund	875
Insured Pennsylvania Fund	1,040

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds' By-Laws and the 1940 Act. Each Fund pays an annual fee equivalent to 0.25% of the liquidation value of the APS for the remarketing efforts associated with the APS auctions.

3  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Funds intend to distribute all or substantially all of their net realized capital gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at September 30, 2007, and the amount of dividends (including capital gains, if any) paid to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

Fund	APS Dividend Rates at September 30, 2007	Dividends Paid to APS Shareholders	Average APS Dividend Rates	Dividends Rate Ranges
Insured Municipal Fund II
Series A	3.75%	$1,495,446	3.42%	3.00% - 4.00%
Series B	3.60%	1,513,920	3.47%	2.98% - 4.10%
Insured California Fund II	3.70%	1,088,414	3.22%	2.00% - 3.85%
Insured Florida Fund	3.75%	797,008	3.54%	3.10% - 4.00%
Insured Massachusetts Fund	3.65%	514,151	3.32%	2.11% - 4.00%
Insured Michigan Fund	3.55%	435,251	3.22%	2.11% - 4.00%
Insured New Jersey Fund	3.70%	732,552	3.26%	2.10% - 3.95%
Insured New York Fund II	3.20%	735,829	3.27%	2.00% - 4.70%
Insured Ohio Fund	3.60%	756,723	3.46%	3.20% - 3.85%
Insured Pennsylvania Fund	3.50%	856,964	3.30%	2.10% - 4.00%

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended September 30, 2007 and September 30, 2006 was as follows:

Year Ended September 30, 2007	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund	Insured Massachusetts Fund	Insured Michigan Fund
Distributions declared from:
Tax-exempt income	$10,474,981	$3,824,580	$2,491,480	$1,717,836	$1,445,151
Ordinary income	$499	—	—	—	—
Year Ended September 30, 2007	Insured New Jersey Fund		Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Distributions declared from:
Tax-exempt income	$2,553,421		$2,315,728	$2,426,478	$2,902,463
Long-term capital gains		—	$775,353	—	—
Short-term capital gains		—	$59,759	—	—

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Year Ended September 30, 2006	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund	Insured Massachusetts Fund	Insured Michigan Fund
Distributions declared from:
Tax-exempt income	$11,047,959	$3,921,582	$2,596,229	$1,848,911	$1,547,517

Year Ended September 30, 2006	Insured New Jersey Fund	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Distributions declared from:
Tax-exempt income	$2,749,009	$2,482,872	$2,449,953	$2,983,088
Ordinary income	$808	—	—	—
Long-term capital gains	—	$255,263	—	—

During the year ended September 30, 2007, the following amounts were reclassified due to differences between book and tax accounting, primarily for accretion of market discount and non-deductible expenses:

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund	Insured Massachusetts Fund	Insured Michigan Fund
Increase (decrease):
Accumulated net realized gain (loss)	$66,853	$17,596	$9,567	$6,516	$5,366
Accumulated undistributed net investment income	$(66,853)	$(17,596)	$(9,567)	$(6,516)	$(5,366)

	Insured New Jersey Fund	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Increase (decrease):
Paid-in capital	—	$(2,432)	—	—
Accumulated net realized gain (loss)	$18,228	$463	$20,739	$9,012
Accumulated undistributed net investment income	$(18,228)	$1,969	$(20,739)	$(9,012)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2007, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund	Insured Massachusetts Fund	Insured Michigan Fund
Undistributed income	$58,462	$53,921	$61,163	$23,924	$79,406
Undistributed long-term capital gains	$3,999,452	$707,117	—	—	—
Capital loss carryforwards	—	—	$(314,751)	$(247,959)	$(399,841)
Unrealized appreciation (depreciation)	$8,696,354	$2,479,214	$1,812,516	$1,828,084	$1,810,015
Other temporary differences	$(17,980)	$(13,685)	$(13,870)	$(4,650)	$(6,565)

	Insured New Jersey Fund	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Undistributed income	$57,493	$333,676	$13,950	$68,451
Undistributed long-term capital gains	$1,016,816	$583,207	$—	$751,190
Capital loss carryforwards	$—	$—	$(321,978)	$—
Unrealized appreciation (depreciation)	$2,810,281	$1,806,802	$2,286,212	$2,397,309
Other temporary differences	$(13,685)	$(9,861)	$—	$(7,479)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, dividends payable, and differences between book and tax accounting for futures contracts, accretion of market discount and inverse floaters.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund's average weekly gross assets and is payable monthly. Average weekly gross assets as referred to herein exclude assets deemed held pursuant to FAS 140 (see Note 1H). EVM also serves as the administrator of each Fund, but receives no compensation.

EVM has contractually agreed to reimburse each Fund for fees and other expenses at an annual rate of 0.15% of average weekly gross assets of each Fund during the first five full years of its operations, 0.10% of a Fund's average weekly gross assets in year six, and 0.05% in year seven. In addition, pursuant to a voluntary expense reimbursement, EVM was allocated certain operating expenses of the Funds. For the year ended September 30, 2007, the investment adviser fee, expenses contractually reduced by EVM and expenses allocated to EVM were as follows:

Fund	Investment Adviser Fee	Expenses Reduced by EVM	Allocation of Expenses to EVM
Insured Municipal Fund II	$1,344,894	$366,789	$6,321
Insured California Fund II	509,888	139,060	5,103
Insured Florida Fund	337,595	92,071	3,815
Insured Massachusetts Fund	234,186	63,869	4,650
Insured Michigan Fund	201,629	54,990	3,433
Insured New Jersey Fund	346,998	93,945	3,815
Insured New York Fund II	342,008	93,275	3,348
Insured Ohio Fund	331,168	90,319	3,832
Insured Pennsylvania Fund	392,766	106,335	6,263

Except for Trustees of the Funds who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and one Trustee of the Funds are officers of EVM.

During the year ended September 30, 2007, the Insured Massachusetts Fund realized a gain of $20,473 due to the sale of an investment security not meeting investment guidelines.

During the year ended September 30, 2007, the Insured Municipal Fund II realized a loss of $1,695 due to the sale of an investment security not meeting investment guidelines, and was reimbursed for such loss by EVM.

5  Purchase and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2007 were as follows:

Fund	Purchases	Sales
Insured Municipal Fund II	$86,860,586	$90,818,853
Insured California Fund II	37,076,908	38,869,053
Insured Florida Fund	21,082,351	21,197,351
Insured Massachusetts Fund	7,321,506	10,959,195
Insured Michigan Fund	2,459,789	2,652,162
Insured New Jersey Fund	19,495,030	19,343,532
Insured New York Fund II	25,159,366	25,475,634
Insured Ohio Fund	19,588,606	19,877,672
Insured Pennsylvania Fund	19,463,578	21,490,909

6  Common Shares

Common shares issued pursuant to the Funds' dividend reinvestment plan for the years ended September 30, 2007 and September 30, 2006 were as follows:

	Year Ended September 30,
Fund	2007	2006
Insured Municipal Fund II	1,599	4,301
Insured California Fund II	–	522
Insured Florida Fund	–	1,642
Insured Massachusetts Fund	1,147	2,419
Insured Michigan Fund	–	620
Insured New Jersey Fund	1,531	2,951
Insured New York Fund II	359	–
Insured Ohio Fund	186	–
Insured Pennsylvania Fund	–	975

7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2007, as determined on a Federal income tax basis, were as follows:

Insured Municipal Fund II
Aggregate cost	$230,327,426
Gross unrealized appreciation	$9,618,750
Gross unrealized depreciation	(961,234)
Net unrealized appreciation	$8,657,516

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Insured California Fund II
Aggregate cost	$87,747,476
Gross unrealized appreciation	$3,050,031
Gross unrealized depreciation	(595,048)
Net unrealized appreciation	$2,454,983
Insured Florida Fund
Aggregate cost	$57,932,113
Gross unrealized appreciation	$2,049,317
Gross unrealized depreciation	(250,339)
Net unrealized appreciation	$1,798,978
Insured Massachusetts Fund
Aggregate cost	$39,734,770
Gross unrealized appreciation	$2,033,251
Gross unrealized depreciation	(216,493)
Net unrealized appreciation	$1,816,758
Insured Michigan Fund
Aggregate cost	$34,276,925
Gross unrealized appreciation	$1,855,988
Gross unrealized depreciation	(49,817)
Net unrealized appreciation	$1,806,171
Insured New Jersey Fund
Aggregate cost	$59,861,360
Gross unrealized appreciation	$2,888,589
Gross unrealized depreciation	(94,851)
Net unrealized appreciation	$2,793,738
Insured New York Fund II
Aggregate cost	$59,156,074
Gross unrealized appreciation	$1,993,712
Gross unrealized depreciation	(200,804)
Net unrealized appreciation	$1,792,908
Insured Ohio Fund
Aggregate cost	$56,469,232
Gross unrealized appreciation	$2,605,423
Gross unrealized depreciation	(327,620)
Net unrealized appreciation	$2,277,803
Insured Pennsylvania Fund
Aggregate cost	$67,725,569
Gross unrealized appreciation	$2,520,900
Gross unrealized depreciation	(181,644)
Net unrealized appreciation	$2,339,256

8  Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund's assets to the extent of any overdraft. At September 30, 2007, the Insured Michigan Fund had a payment due to SSBT pursuant to the foregoing arrangement of $91,245.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

A summary of obligations under these financial instruments at September 30, 2007 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Insured Municipal Fund II	12/07	374 U.S. Treasury Bond	Short	$(41,703,534)	$(41,642,562)	$60,972
Insured California Fund II	12/07	42 U.S. Treasury Bond	Short	$(4,695,650)	$(4,676,438)	$19,212
Insured Florida Fund	12/07	25 U.S. Treasury Bond	Short	$(2,793,225)	$(2,783,594)	$9,631
Insured Massachusetts Fund	12/07	15 U.S. Treasury Bond	Short	$(1,677,067)	$(1,670,156)	$6,911
Insured Michigan Fund	12/07	10 U.S. Treasury Bond	Short	$(1,116,841)	$(1,113,438)	$3,403
Insured New Jersey Fund	12/07	25 U.S. Treasury Bond	Short	$(2,795,112)	$(2,783,594)	$11,518
Insured New York Fund II	12/07	26 U.S. Treasury Bond	Short	$(2,904,954)	$(2,894,938)	$10,016
Insured Ohio Fund	12/07	83 U.S. Treasury Bond	Short	$(9,273,507)	$(9,241,531)	$31,976
Insured Pennsylvania Fund	12/07	75 U.S. Treasury Bond	Short	$(8,341,069)	$(8,350,781)	$(9,712)

Interest Rate Swaps

Insured Municipal Fund II

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$6,000,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(16,421)
Merrill Lynch Capital Services, Inc.	$4,550,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$25,722
Morgan Stanley Capital Services, Inc.	$4,150,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$29,537
					$38,838

Insured California Fund II

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$2,275,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(6,226)
Merrill Lynch Capital Services, Inc.	$3,625,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$20,493
Morgan Stanley Capital Services, Inc.	$1,400,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$9,964
					$24,231

Insured Florida Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,525,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(4,174)
Merrill Lynch Capital Services, Inc.	$2,000,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$11,306
Morgan Stanley Capital Services, Inc.	$900,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$6,406
					$13,538

Insured Massachusetts Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,050,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(2,874)
Merrill Lynch Capital Services, Inc.	$1,725,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$9,752
Morgan Stanley Capital Services, Inc.	$625,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$4,448
					$11,326

Insured Michigan Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$900,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(2,463)
Merrill Lynch Capital Services, Inc.	$675,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$3,816
Morgan Stanley Capital Services, Inc.	$350,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$2,491
					$3,844

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Insured New Jersey Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,525,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(4,174)
Merrill Lynch Capital Services, Inc.	$2,500,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$14,133
Morgan Stanley Capital Services, Inc.	$925,000	5.428%	3-month USD-LIBOR-BBA	September, 10, 2008/ September, 10, 2038	$6,584
					$16,543

Insured New York Fund II

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,525,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(4,174)
Merrill Lynch Capital Services, Inc.	$2,000,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$11,306
Morgan Stanley Capital Services, Inc.	$950,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$6,762
					$13,894

Insured Ohio Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,475,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(4,037)
Merrill Lynch Capital Services, Inc.	$1,100,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$6,218
Morgan Stanley Capital Services, Inc.	$875,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$6,228
					$8,409

Insured Pennsylvania Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$2,000,000	3.896%	USD-BMA Municipal Swap Index	October 23, 2007/ October 23, 2037	$54,548
Lehman Brothers, Inc.	$1,450,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(3,968)
Morgan Stanley Capital Services, Inc.	$1,050,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$7,473
					$58,053

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2007, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

10  Recently Issued Accounting Pronouncements

In June 2006, the FASB issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund (individually, the "Fund," collectively, the "Funds") as of September 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from the start of business, November 29, 2002, to September 30, 2003 and the statements of cash flows of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured Massachusetts Bond Fund, Eaton Vance Insured Michigan Bond Fund, Eaton Vance Insured New Jersey Bond Fund, and Eaton Vance Insured Pennsylvania Bond Fund for the year ended September 30, 2007. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund as of September 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, their financial highlights for each of the four years in the period then ended and for the period from the start of business, November 29, 2002, to September 30, 2003 and the cash flows of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured Massachusetts Bond Fund, Eaton Vance Insured Michigan Bond Fund, Eaton Vance Insured New Jersey Bond Fund, and Eaton Vance Insured Pennsylvania Bond Fund for the year ended September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2007

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

OTHER MATTERS (Unaudited)

Each Fund held its Annual Meeting of Shareholders on July 20, 2007. The following action was taken by the shareholders of each Fund:

Item 1: The election of Benjamin C. Esty, Thomas E. Faust Jr., Allen R. Freedman and James B. Hawkes as Class II Trustees of each Fund for a three-year term expiring in 2010, and the election of Heidi L. Steiger as a Class III Trustee of each Fund for a one-year term expiring in 2008:

	Nominee for Class II Trustee Elected by APS Shareholders Benjamin C. Esty	Nominee for Class II Trustee Elected by All Shareholders Thomas E. Faust Jr.	Nominee for Class II Trustee Elected by All Shareholders Allen R. Freedman	Nominee for Class II Trustee Elected by All Shareholders James B. Hawkes	Nominee for Class III Trustee Elected by All Shareholders Heidi L. Steiger
California II Fund:
For	1,130	3,676,056	3,682,656	3,676,656	3,677,256
Withheld	2	44,707	38,107	44,107	43,507
Florida Fund:
For	818	2,324,956	2,324,956	2,324,956	2,324,956
Withheld	1	178,096	178,096	178,096	178,096
Massachusetts Fund:
For	620	1,715,152	1,715,152	1,715,152	1,715,052
Withheld	0	15,312	15,312	15,312	15,412
Michigan Fund:
For	468	1,462,771	1,464,371	1,462,371	1,464,764
Withheld	4	18,087	16,487	18,487	16,094
Municipal II Fund:
For	1,752	9,063,467	9,045,230	9,057,662	9,063,299
Withheld	7	106,371	124,608	112,176	106,539
New Jersey Fund:
For	836	2,494,509	2,494,105	2,494,109	2,492,509
Withheld	1	9,472	9,876	9,872	11,472
New York II Fund:
For	834	2,462,040	2,462,040	2,462,040	2,461,367
Withheld	40	25,607	25,607	25,607	26,280
Ohio Fund:
For	874	2,405,380	2,400,180	2,400,180	2,400,880
Withheld	0	22,190	27,390	27,390	26,690
Pennsylvania Fund:
For	746	2,687,985	2,684,510	2,687,985	2,687,110
Withheld	0	49,092	52,567	49,092	49,967

Results are rounded to the nearest whole number.

Eaton Vance Insured Municipal Bond Funds as of September 30, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of a Fund's fiscal year-end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Eaton Vance Insured Municipal Bond Fund II	100.00%
Eaton Vance Insured California Municipal Bond Fund II	100.00%
Eaton Vance Insured Florida Municipal Bond Fund	100.00%
Eaton Vance Insured Massachusetts Municipal Bond Fund	100.00%
Eaton Vance Insured Michigan Municipal Bond Fund	100.00%
Eaton Vance Insured New Jersey Municipal Bond Fund	100.00%
Eaton Vance Insured New York Municipal Bond Fund II	100.00%
Eaton Vance Insured Ohio Municipal Bond Fund	100.00%
Eaton Vance Insured Pennsylvania Municipal Bond Fund	100.00%

Capital Gains Dividends — The Eaton Vance Insured New York Municipal Bond Fund II designates $775,353 as capital gain dividend.

Eaton Vance Insured Municipal Bond Funds

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Insured Municipal Bond Funds

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Insured Municipal Bond Funds
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of September 30, 2007, our records indicate that there are 31, 10, 4, 51, 9, 9, 16, 12 and 44 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 5,074, 1,682, 1,462, 936, 1,019, 1,551, 1,340, 1,526 and 1,837 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbols

Insured Municipal Fund II	EIV

Insured California Fund II	EIA

Insured Florida Fund	EIF

Insured Massachusetts Fund	MAB

Insured Michigan Fund	MIW

Insured New Jersey Fund	EMJ

Insured New York Fund II	NYH

Insured Ohio Fund	EIO

Insured Pennsylvania Fund	EIP

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Insured Municipal Bond Fund II

•  Eaton Vance Insured California Municipal Bond Fund II

•  Eaton Vance Insured Florida Municipal Bond Fund

•  Eaton Vance Insured Massachusetts Municipal Bond Fund

•  Eaton Vance Insured Michigan Municipal Bond Fund

•  Eaton Vance Insured New Jersey Municipal Bond Fund

•  Eaton Vance Insured New York Municipal Bond Fund II

•  Eaton Vance Insured Ohio Municipal Bond Fund

•  Eaton Vance Insured Pennsylvania Municipal Bond Fund

(the "Funds"), each with Eaton Vance Management (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the year ended September 30, 2006 for each Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as "management fees"). As part of its review, the Board considered each Fund's management fee and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for each of the Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that none of the Funds is continuously offered and concluded that, in light of the level of the adviser's profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Insured Municipal Bond Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees and officers of Eaton Vance Insured Municipal Bond Fund II (EIV), Eaton Vance Insured California Municipal Bond Fund II (EIA), Eaton Vance Insured Florida Municipal Bond Fund (EIF), Eaton Vance Insured Massachusetts Municipal Bond Fund (MAB), Eaton Vance Insured Michigan Municipal Bond Fund (MIW), Eaton Vance Insured New Jersey Municipal Bond Fund (EMJ), Eaton Vance Insured New York Municipal Bond Fund II (NYH), Eaton Vance Insured Ohio Municipal Bond Fund (EIO), and Eaton Vance Pennsylvania Municipal Bond Fund (EIP) (the Funds) are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Until 2010. 3 years. Trustee since 2007	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of each Fund.	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty(A) 1/2/63	Trustee	Until 2008. 3 years. Trustee since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Until 2010. 3 years. Trustee since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Until 2009. 3 years. Trustee since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Until 2008. 3 years. Trustee since 2003	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer(A) 9/21/35	Trustee	Until 2008. 3 years. Trustee since 2002	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

Eaton Vance Insured Municipal Bond Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Until 2008. 3 years. Trustee since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Until 2009. 3 years. Trustee since 2002	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007. Trustee until 2009. 3 years. Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President of EIA, EIF, MIW, NYH, EIO and EIP; Vice President of MAB, EIV and EMJ	President of EIA, EIF, MIW, NYH, EIO and EIP since 2005 and Vice President of MAB, EIV and EMJ since 2004	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	President of MAB, EIV and EMJ; Vice President of EIA, EIF, MIW, NYH, EIO and EIP	President of MAB, EIV and EMJ since 2005 and Vice President of EIA, EIF, MIW, NYH, EIO and EIP since 2002	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of MIW, EIV and EIO	Vice President of MIW since 2002; of EIV since 2004; and of EIO since 2005	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/31/66	Vice President of EIF and NYH	Vice President of EIF since 2004; and of NYH since 2005	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of EIP	Since 2007	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM and BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal officer of EVM, and BMR, and Vice Presient of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(A)  APS Trustee.

Eaton Vance Insured Municipal Bond Funds

NOTICE TO SHAREHOLDERS

On November 1, 2007, each of Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund and Eaton Vance Insured Pennsylvania Municipal Bond Fund implemented a revised investment policy recently approved by the Fund's Board of Trustees.

Prior to that date, this investment policy stated that at least 80% of total assets of each Fund will normally be invested in municipal obligations rated in the highest category at the time of investment (which is Aaa by Moody's or AAA by S&P or Fitch or, if unrated, determined to be of comparable quality by the adviser). As of November 1, 2007, and consistent with the other Eaton Vance Insured Municipal Bond Funds, the new policy states that at least 80% of each Fund's net assets will normally be invested in municipal obligations rated in the highest category at the time of investment.

Eaton Vance Insured Municipal Bond Funds

NOTICE TO SHAREHOLDERS CONT'D

The Florida state intangibles tax was repealed effective January 1, 2007. Accordingly, the Board of Trustees of Eaton Vance Insured Florida Municipal Bond Fund approved a revision of the Fund's investment objective. Prior to January 1, 2007, the Fund's objective was "to provide current income exempt from federal income tax, including alternative minimum tax, in the form of an investment exempt from Florida intangibles tax." As of January 1, 2007, the Fund's objective is "to provide current income exempt from federal income tax, including alternative minimum tax."

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Investment Adviser and Administrator of Eaton Vance Insured Municipal Bond Funds
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Insured Municipal Bond Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Insured Municipal Bond Funds
The Eaton Vance Building
255 State Street
Boston, MA 02109

1557-11/07  9IMBIISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the

Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2006 and September 30, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such period.

Fiscal Years Ended	9/30/06	9/30/07

Audit Fees	$19,500	$32,070

Audit-Related Fees(1)	$3,675	$3,785

Tax Fees(2)	$6,650	$6,883

All Other Fees(3)	$0	$0

Total	$29,825	$31,918

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended September 30, 2006 and the fiscal year ended September 30, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	9/30/06	9/30/07

Registrant	$10,325	$10,668

Eaton Vance(1)	$72,100	$289,446

Total	$82,425	$300,114

(1)                                  The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended.  Norton H. Reamer (Chair), William H. Park, Lynn A. Stout, Heidi L. Steiger and Ralph E. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Insured California Muni II, Insured Florida, Insured Massachusetts, Insured Michigan, Insured Municipal Bond II,
Insured New York Muni II, Insured New Jersey, Insured Ohio, Insured Pennsylvania

Portfolio Management

Cynthia J. Clemson, portfolio manager of Eaton Vance Insured California Municipal Bond Fund II, Robert B. MacIntosh, portfolio manager of Eaton Vance Insured Massachusetts Municipal Bond Fund and Eaton Vance Insured New Jersey Municipal Bond Fund, William H. Ahern, Jr., portfolio manager of Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured Municipal Bond Fund II and Eaton Vance Insured Ohio Municipal Bond Fund, Craig R. Brandon, portfolio manager of Eaton Vance Insured Florida Municipal Bond Fund and Eaton Vance Insured New York Municipal Bond Fund II and Adam A. Weigold, portfolio manager of Eaton Vance Insured Pennsylvania Municipal Bond Fund are responsible for the overall and day-to-day management of each Fund’s investments.

Ms. Clemson has been an Eaton Vance portfolio manager since 1991 and is a Vice President of EVM and Boston Management and Research, an Eaton Vance subsidiary (“BMR”).  Mr. MacIntosh has been an Eaton Vance portfolio manager since 1991 and is a Vice President of EVM and BMR.  Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of EVM and BMR.  Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is a Vice President of EVM and BMR.  Mr. Weigold has been a credit analyst with Eaton Vance since 1991 and a portfolio manager since 2007.  He is a Vice President of EVM and BMR.  This information is provided as of the date of filing of this report.

The following tables show, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Insured California Municipal Bond Fund II
Cynthia J. Clemson
Registered Investment Companies	10	$3,648.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Insured Massachusetts Municipal Bond Fund
Insured New Jersey Municipal Bond Fund
Robert B. MacIntosh
Registered Investment Companies	10	$2,635.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	224	$181.8	0	$0

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Insured Municipal Bond Fund II
Insured Michigan Municipal Bond Fund
Insured Ohio Municipal Bond Fund
William H. Ahern
Registered Investment Companies	14	$1,848.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Insured Florida Municipal Bond Fund
Insured New York Municipal Bond Fund II
Craig R. Brandon
Registered Investment Companies	12	$1,481.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Insured Pennsylvania Municipal Bond Fund
Adam a. Weigold
Registered Investment Companies	12	$1,013.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*In millions of dollars.  For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity Securities Owned in the Fund

Insured California II
Cynthia J. Clemson	None
Insured Massachusetts
Insured New Jersey
Robert B. MacIntosh	None

Insured Michigan
Insured Municipal II
Insured Ohio
William H. Ahern, Jr.	None

Insured Florida
Insured New York II
Craig R. Brandon	None

Insured Pennsylvania
Adam a. Weigold	None

Potential for Conflicts of Interest.  The portfolio managers manage multiple investment portfolios.  Conflicts of interest may arise between a portfolio manager’s management of the Fund and his or her management of these other investment portfolios. Potential areas of conflict may include allocation of a portfolio manager’s time, investment opportunities and trades among investment portfolios, including the Fund, personal securities transactions and use of Fund portfolio holdings information.   In addition, some investment portfolios may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time and investment opportunities.  EVM has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  There is no guarantee that such policies and procedures will be effective or that all potential conflicts will be anticipated.

Portfolio Manager Compensation Structure

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Michigan Municipal Bond Fund

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 15, 2007

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	November 15, 2007